                                        Registration No. 333-68178 and 811-10465
           As filed with the Securities and Exchange Commission on April 1, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/

         Pre-Effective Amendment No.                                    / /

         Post-Effective Amendment No.    1                              /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /X/

         Amendment No.     2                                            /X/

                        (Check appropriate box or boxes)

                                 GOLD BANK FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               10975 El Monte, Suite 225, Overland Park, KS 66211
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (913) 396-0300
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

      Steven R. Oliver, 10975 El Monte, Suite 225, Overland Park, KS 66211
      --------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                              Larry D. Armel, Esq.
                               12618 Cedar Street
                         Shawnee Mission, KS 66209-3148

                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate  Date of Proposed  Public  Offering:  As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

   /X/            immediately upon filing pursuant to paragraph (b) of Rule 485

   / /            on (date) pursuant to paragraph (b) of Rule 485

   / /            60 days after filing pursuant to paragraph (a)(1) of Rule 485

   / /            on (date) pursuant to paragraph (a)(1) of Rule 485

   / /            75 days after filing pursuant to paragraph (a)(2) of Rule 485

   / /            on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

   / /            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 Gold Bank Funds

 Prospectus
 April 1, 2003

 Gold Bank Equity Fund
 Gold Bank Money Market Fund

 Gold Bank Funds

Mutual funds managed by Gold Capital Management, Inc., a subsidiary of Gold Banc
Corporation, Inc.

Shares of the Funds have not been approved or  disapproved by the Securities and
Exchange  Commission  nor has the  Commission  passed  on the  adequacy  of this
Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
April 1, 2003
Toll-Free 1-800-481-2591

 Gold Bank Equity Fund
 Gold Bank Money Market Fund

Investment Advisor, Distributor and Manager:
Gold Capital Management, Inc.
Overland Park, Kansas

                                                                            Page
Information About the Funds
Investment Objectives, Principal Investment Strategies and Risks              2
     Gold Bank Equity Fund                                                    2
     Gold Bank Money Market Fund                                              3
Performance                                                                   4
Fees and Expenses                                                             6
Management                                                                    7
Investment Advisor, Distributor and Manager                                   7
Financial Highlights                                                          8

Information About Investing
How to Purchase Shares                                                        9
How to Redeem Shares                                                         10
Additional Policies about Transactions                                       10
Shareholder Services                                                         11
How Share Price is Determined                                                12
Dividends, Distributions and their Taxation                                  12
Conducting Business with the Gold Bank Funds                                 13

The shares offered by this  Prospectus  are not deposits or obligations  of, nor guaranteed  by, Gold Banc  Corporation,  Inc. or any other banking  institution.
They are not  federally  insured by the Federal  Deposit  Insurance  Corporation
(FDIC) or any other government  agency.  These shares involve  investment risks, including the possible loss of the principal invested.

        INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

GOLD BANK EQUITY FUND

Investment Objectives

The  Fund's  primary  investment  objective  is to achieve  long-term  growth of capital.  Its secondary objective is to provide current income from dividends or interest.  These  investment  objectives  may be changed by the Fund's  Board of
Trustees without shareholder approval.

Principal Investment Strategies

The Fund maintains a diversified  portfolio of investments and normally  invests at least 80% of its net assets in domestic equity securities.  Equity securities include  common stocks,  which  represent a share of the ownership of a company.
The value of a company's  common stock is based on the success of the  company's business,  any income paid to stockholders,  the value of the company's  assets, general market conditions and the expectations of investors.

The Fund may invest in securities of companies of any size market capitalization
(share  price  multiplied  by the number of common  stock  shares  outstanding), including a significant  portion of its assets in smaller  companies (those with market  capitalization  less than $2  billion  at time of  purchase).  Normally, however,  the majority of the Fund's  investments  are in mid-cap and  large-cap stocks.

The Fund buys equity  securities  of  companies  that the adviser  believes  are valuable because they offer opportunities for above-average  growth in revenues, earnings or dividends,  or because they have valuable  market share,  a positive management track record, assets, franchises, trademarks or other attributes that suggest that the company's  business outlook is favorable.  The adviser performs fundamental  investment  analysis that  generally  focuses on five  quantitative selection  criteria,  in an effort to identify  companies  whose  securities are available at favorable prices:

     o    a company's price-to-cash flow ratios,
     o    solid, understandable and improving financials,
     o    positive insider trading activity,
     o    appropriate tax rates and
     o    sales growth that is rising faster than  receivables  and/or inventory growth.

As  part  of the  adviser's  investment  selection  process,  the  adviser  also considers the overall  economic  climate and the business  cycle, as well as the outlook for various  industries and sectors.  The Fund does not  concentrate its investments in any single industry.

The Fund  generally  sells  securities  when the adviser  believes  that they no longer  provide  attractive  opportunities  for capital  growth or income due to changes in the company's fundamental financial  characteristics,  changes in the outlook for the relevant  marketplace,  industry or sector,  or deterioration in firm management or the execution of the company's  business  strategy.  Although the Fund may also sell a security to take profits,  or when its price rises to a level where the adviser  believes  that there may be greater  opportunities  for capital growth  elsewhere,  the Fund generally  favors a "buy and hold" approach and  does  not  engage  in  frequent  trading,  subject  to  changes  in  market conditions.

The Fund seeks to achieve its  secondary  objective  of income by  investing  in stocks that pay  dividends.  The Fund is also  authorized to invest up to 20% of
its  net  assets  in  non-equity  securities,   including  securities  that  are
convertible  into equity  securities,  or in  fixed-income  securities  that may provide income, such as high grade corporate bonds,  government  securities,  or money market funds and money market instruments.

The Fund generally  holds some cash,  short-term  debt  obligations,  government securities or other  high-quality  investments for reserves to cover redemptions

                                       2

and unanticipated expenses.  There may be times, however, when the Fund attempts to  respond  to adverse  market,  economic,  political  or other  conditions  by investing up to 100% of its assets in those types of  investments  for temporary defensive purposes.  During those times, the Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

Principal Risks

Market  Risks.  The  principal  risk of  investing  in the  Fund is that  equity securities,  including  common  stocks,  are  subject  to market,  economic  and business  risks that will cause their prices to fluctuate  over time.  Different types of investments  tend to shift in and out of favor  depending on market and economic conditions. While common stocks have historically been a leading choice of long-term  investors,  stock  prices may decline over short or even  extended periods. Therefore, the value of your investment in the Fund may go down and you could lose money.

In  addition,  the  Fund's  investment  success  depends  on  the  skill  of the investment adviser in evaluating, selecting and monitoring the Fund's assets. If the adviser's conclusions about growth rates or stock values are incorrect,  the
Fund may not perform as anticipated.

Small and Mid-Sized Company Risks. Smaller and mid-sized company securities have traditionally  been more  volatile  in price  than  larger  company  securities, especially  over the  short  term.  Among  the  reasons  for the  greater  price volatility  are the less  certain  growth  prospects  of smaller  and  mid-sized companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of these companies to changing economic conditions.

Smaller and mid-sized companies also may lack depth of management,  be unable to generate  funds  necessary  for  growth  or  development,  or be  developing  or marketing new products or services for which markets are not yet established and may never become  established.  Smaller companies,  and to some extent mid-sized companies, may involve substantial risk and should be considered speculative.

More detailed  information about the Fund, its investment policies and risks can be found in the Fund's Statement of Additional  Information,  which is available upon request from the Fund at no charge.

                           GOLD BANK MONEY MARKET FUND

Investment Objective

The Fund's investment  objective is to earn the maximum amount of income that is consistent with  maintaining the safety and liquidity of the Fund's assets,  and to  maintain  a  constant  net  asset  value of $1 per  share.  This  investment objective  may be changed by the Fund's  Board of Trustees  without  shareholder approval.

Principal Investment Strategies

The Fund pursues its  objective by investing in high  quality,  short-term  debt instruments  (money  market  securities)  in a manner  that  meets  the  federal requirements  for quality,  maturity  and  diversification  applicable  to money market mutual funds. Examples of these securities are as follows:

     o    U.S. Government Securities: Direct obligations of the U.S. government, such as Treasury bills, notes or bonds.

     o    U.S.  Government  Agency  Securities:  Obligations of U.S.  government agencies and instrumentalities  that are secured by the full faith and credit of the U.S.  Treasury;  or that are secured by the right of the issuer to borrow from the U.S. Treasury;  or that are supported by the credit of the particular government agency or instrumentality.

                                       3

     o    Bank Obligations:  Domestic  short-term  obligations  issued by larger
          U.S.  commercial  banks and  savings  and loan  associations  that are members  of the  Federal  Deposit  Insurance  Corporation,  or holding companies of such banks and associations. Bank obligations may include fixed,  floating or variable rate certificates of deposit,  letters of credit, time deposits, bank notes and bankers' acceptances.

     o    Commercial Paper:  Short-term obligations of a bank,  corporation,  or other borrower that meet the Fund's high credit-quality standards.

     o    Repurchase   Agreements:   Agreements  to  buy   securities   (usually
          government securities) and then sell the securities back after a short period  of time at a higher  price.  The  Fund  normally  enters  into overnight repurchase agreements.

The Fund maintains a dollar weighted  average  portfolio  maturity of 90 days or less and only buys  securities  with  remaining  maturities of 397 days or less.
Also, the Fund only buys securities that the adviser  determines present minimal credit  risks  and are rated in the top two  short-term  ratings  by  nationally recognized ratings services (or comparable unrated securities).

Principal Risks

Credit  Risks:  Changes in an issuer's  financial  strength or credit rating may affect a security's value. In addition, it is possible that an issuer of a money market  security may be unable to make interest and/or  principal  payments that are payable to the Fund.  Financial  services companies such as banks are highly dependent on the supply of short-term financing.  The value of securities issued by  financial  services  companies  can be  sensitive  to changes in  government regulation, interest rates and to economic downturns.

Interest  Rate  Risks.  Interest  rate  changes are  unpredictable  and occur in response to general  economic  conditions and also as a result of actions by the
Federal  Reserve Board.  A reduction in short-term  interest rates will normally result in reduced interest income to the Fund and reduced  dividends  payable to shareholders.  An increase in short-term  interest  rates will normally have the effect of increasing dividends to shareholders.

Investments  in the Fund are not insured or  guaranteed  by the Federal  Deposit
Insurance  Corporation or any other government  agency.  While the Fund seeks to maintain its share price at $1.00,  the yield earned by the Fund will  fluctuate and it is possible to lose money by investing in the Fund.

More  detailed  information  about the Fund,  its  investment  policies,  credit standards,  and  risks  can be  found  in the  Fund's  Statement  of  Additional
Information, which is available upon request from the Fund at no charge.

                                   PERFORMANCE

The  following bar charts and tables show each Fund's  performance  for the past calendar  year.  This  information  gives  some  indication  of the  risks of an investment  in the  Funds by  comparing  each  Fund's  performance  with a broad measure of market  performance.  Of course,  past  performance  (before or after taxes) cannot predict or guarantee future results.

                              Gold Bank Equity Fund

Annual Total Return as of December 31, 2002

 [INSERT BAR BELOW SHOWING (6.90)% RETURN WITH CORRESPONDING NUMERIC VALUE]

        (6.90)%                           Best Quarter: 4th Quarter 2002 = 9.27%

         2002                             Worst Quarter:3rd Quarter 2002 = (15.73)%

                                       4

                                                  1 Year/1/

Return Before Taxes                               (6.90)%

Return After Taxes on Distributions/2/            (7.29)%

Return After Taxes on Distributions
and Sale of Fund Shares/2/, /3/                   (4.20)%

S&P 500 Index/4/                                  (22.10)%
Lipper Multi-Cap Value Fund/4/                    (17.61)%
Morningstar US Value Index/4/                     (13.68)%

                           Gold Bank Money Market Fund

Annual Total Return as of December 31, 2002

    [INSERT BAR BELOW SHOWING 1.24% RETURN WITH CORRESPONDING NUMERIC VALUE]

                1.24%                    Best Quarter: 2nd Quarter 2002 = .33%

                2002                     Worst Quarter: 4th Quarter 2002 = .28%

                                                  1 Year/1/

Return Before Taxes                                 1.24%

/1/ The Funds began operations on January 1, 2002

                                       5

/2/After-tax  returns are  calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown,  and  after-tax  returns  shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement accounts.

/3/ The return  after  taxes on  distribution  and sale of fund shares is higher than the return before taxes because the method of calculation assumes generally that you can use the  short-term  capital  loss  realized  upon the sale of fund shares to offset  income of the same tax character  from other  sources  thereby reducing the amount of tax you otherwise might owe.

/4/Source:   Standard  &  Poor's   Micropal.   The S&P   500(R)   Index  is   an
unmanaged  group of widely held common stocks  covering a variety of industries.
The Lipper  Multi-Cap  Value Index is  comprised  of mutual  funds  investing in stocks  of  companies  of  various  size,  normally  those  that are  considered undervalued  relative to major stock market indices.  The Morningstar U.S. Value
Index  tracks  the  performance  of stocks  with  relatively  low  prices  given anticipated per-share earnings, book value, cash flow, sales and dividends.

An  investment  in the Money  Market  Fund is not insured or  guaranteed  by the
Federal Deposit Insurance  Corporation or any other government agency.  Although the Money  Market Fund seeks to preserve the value of your  investment  at $1.00 per  share,  it is  possible  to lose  money by  investing  in the  Fund.  Yield information is generally available for the Money Market Fund by calling the Fund toll free at 1-800-481-2591.

                                FEES AND EXPENSES

The following  tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                             Gold Bank            Gold Bank
                                            Equity Fund         Money Market
Fund
Shareholder Fees
(fees paid directly from your investment)
     Maximum Sales Charge (Load)
          Imposed on Purchases                None                  None
     Maximum Deferred Sales Charge (Load)     None                  None
     Maximum Sales Charge (Load) Imposed
         on Reinvested Dividends              None                  None
     Redemption Fee                           None                  None
     Exchange Fee                             None                  None

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
     Management Fees                          .75%                  .50%
     Distribution (12b-1) Fees                .25%                  None
     Other Expenses                          2.20%                  .15%
                                            --------             -------
     Total Net Expenses                      3.20%                  .65%
     Less Manager's Fee Waiver/Payments*    (2.15)%                (.10)%
                                            --------             -------
     Net Expenses                            1.05%                  .55%

* The Funds' Manager has contractually agreed to waive fees and/or make payments in order to keep total  operating  expenses of the Funds to the level  described above under Net Expenses for a period  ending April 30, 2004.  This  arrangement may be renewed on an annual basis.

Examples

The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem

                                       6

all your shares at the end of those periods.  The examples also assume that your investment  has a 5% return  each year and that the  Funds'  operating  expenses remain the same.  Although  your actual  costs may be higher or lower,  based on these assumptions your costs would be:

                      Gold Bank                 Gold Bank
                     Equity Fund            Money Market Fund
  1 Year             $    107                   $      56
  3 Years            $    784                   $     198
  5 Years            $  1,489                   $     352
  10 Years           $  3,355                   $     801

Please  note that the One Year  example  reflects  the  effect of the  Manager's expense  limitation  agreement and only the first year in the Three Years,  Five
Years and Ten Years  examples  reflects  the  effect  of the  Manager's  expense limitation agreement. The amounts for the second through tenth years assume that no  expense  limitation  agreement  was  continued.  If the  expense  limitation agreement  was  continued,  the Three  Years,  Five Years and Ten Years  expense example amounts for the Equity Fund would be $334, $579 and $1,283, respectively and the Three Years,  Five Years and Ten Years expense  example  amounts for the
Money Market Fund would be $176, $307 and $689, respectively.

MANAGEMENT

The  management  and affairs of the Funds are  supervised by the Gold Bank Funds
Board of Trustees  under the laws of the State of Delaware.  The  Trustees  have approved  agreements under which, as described below,  certain companies provide essential  management,  administrative  and investment  advisory services to the
Funds.

INVESTMENT ADVISOR, DISTRIBUTOR AND MANAGER

Gold Capital  Management,  Inc.,  ("Gold Capital"),  10975 El Monte,  Suite 225,
Overland Park, Kansas 66211, serves as the investment  advisor,  distributor and manager of each Fund. As  investment  advisor,  Gold Capital  provides each Fund with  professional  investment  supervision  and  management.  As manager,  Gold
Capital   provides  or  pays  the  cost  of  all  management,   supervisory  and
administrative  services  required in the normal  operation  of the Funds.  Gold
Capital  serves in its  capacity  as  investment  advisor  and  manager  under a management  agreement  entered into with Gold Bank Funds on behalf of each Fund.
The management agreement provides for each Fund to pay the Advisor a monthly fee equal on an annual  basis to a  percentage  of its  average  daily net assets as follows:  0.75% for the Gold Bank  Equity Fund and 0.50% for the Gold Bank Money
Market Fund.

The manager has entered into a contractual  agreement  through April 30, 2004 to waive  fees  and/or  bear  Fund  expenses  in order to limit  the  Fund's  total operating expenses to the amounts shown in the fee tables on page 6. Thereafter, the manager may determine to continue to control Fund operating expenses under a contractual or voluntary arrangement, or it may end the arrangement. If a Fund's assets grow to a point where waivers or expense payments are no longer necessary in order to meet the  contractually  agreed  upon cap,  the  manager may seek to recoup  amounts it waived or paid, but only for a period of three years from the date the amount was waived or paid.

Gold Capital, a wholly owned subsidiary of Gold Banc Corporation, Inc., Overland
Park, Kansas, was founded in 1995 and has served as the advisor of the Gold Bank
Funds  since  their  inception  in January,  2002.  In addition to advising  and managing the Gold Bank Funds, Gold Capital provides advisory services to a broad variety of individual, corporate and other institutional clients.

The Gold Bank Equity Fund is managed by David B. Anderson, Senior Vice President of Gold Capital  Management,  Inc. Mr.  Anderson has over 23 years of investment

                                       7

management experience.  Prior to joining Gold Capital Management,  Inc. in April
2000,  Mr.  Anderson  served as the  officer  in charge of the Trust  Investment division of UMB Bank, n.a., Kansas City, Missouri, from 1978 to 2000.

The  management  agreement  provides for the Funds to pay for all other services and expenses not specifically assumed by the Advisor.  Examples of expenses paid by the Funds include  registration  fees,  foreign custody and accounting  fees,
Trustees fees and expenses,  printing and  distribution of shareholder  reports, and the fees of outside legal and accounting firms.

In addition,  operating  expenses  not  required in the normal  operation of the
Funds are also payable by the Funds.  These expenses  include  taxes,  interest, governmental  charges  and  fees,  including  registration  of the Fund with the
Securities  and Exchange  Commission,  and the fees  payable to various  states, brokerage costs,  dues, and all extraordinary  costs including  expenses arising out of anticipated or actual litigation or administrative proceedings.

                              FINANCIAL HIGHLIGHTS

The financial  highlights tables are intended to help you understand each Fund's financial  performance since inception.  Certain information  reflects financial results for a single share of a Fund. The total returns in the tables  represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment  of all dividends and  distributions).  This  information  has been derived from the Fund's financial statements, which have been audited by Ernst &
Young LLP.

FOR THE YEAR ENDED DECEMBER 31, 2002

Condensed data for a share of capital stock
outstanding throughout the period.
                                               GOLD BANK          GOLD BANK
                                               EQUITY FUND     MONEY MARKET FUND

Net asset value, beginning of year              $ 10.00           $  1.00

   Income (loss) from investment operations:
      Net investment income                         .06               .01
      Net gains (losses) on securities
      (both realized and unrealized)              (.75)                --
Total from investment operations                  (.69)               .01

   Less distributions:
      Dividends from net investment income        (.06)             (.01)
      Distributions from capital gains            (.04)                --
         Total distributions                      (.10)             (.01)

Net asset value, end of year                    $  9.21           $  1.00

Total return(a)                                 (6.90%)             1.24%

Ratios/Supplemental Data
Net assets, end of year (in thousands)          $ 3,053          $ 47,785
Ratio of expenses to average net assets(b)        1.05%              .55%
Ratio of expenses to average net assets
         before fee waivers and expense
         reimbursements(b)                        3.20%              .65%
Ratio of net investment income to
         average net assets(b)                    1.02%             1.23%
Ratio of net investment income (loss)
         to average net assets
         before fee waivers and
         expense reimbursements(b)              (1.13%)             1.13%
Portfolio turnover rate                            3%                --

(a)Total return not annualized for periods less than one full year
(b)Annualized for periods less than one full year

                                       8

                             HOW TO PURCHASE SHARES

12b-1 Distribution Fees

     The Gold Bank  Equity  Fund has adopted a plan under rule 12b-1 that allows the Fund to pay  distribution  fees for the  sale and  distribution  of its shares. Because these fees are paid out of the Fund's assets on an on-going basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

How to Buy Shares (see chart on page 13 for details)

     By phone, mail or wire

     Through Automatic Monthly Investments

     Through exchanges with other Gold Bank Funds

Minimum Initial Investment

     $2,500 for most accounts

     $250 for IRA and Uniform Transfer (Gift) to Minors accounts

     $100 with Automatic Monthly Investments

     $2,500 for exchanges with another Gold Bank Fund

Minimum Additional Investments

     $100 for purchases by phone or mail ($1,000 for wire purchases)

     $100 for Automatic Monthly Investments

     $1,000 for exchanges with another Gold Bank Fund

Minimum Account Size

     You must  maintain  a minimum  account  size equal to the  current  minimum initial  investment  (usually  $2,500).  If your  account  falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum.  We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

                                       9

HOW TO REDEEM SHARES

You may redeem from your Fund account at any time in the following amounts:

     o    any amount for redemptions requested by mail or phone

     o    $1,000 or more for  redemptions  wired to your account (there may be a fee)

     o    $50 or more for redemptions by a systematic redemption plan (there may be a fee)

     o    $1,000 or more for exchanges to another Gold Bank Fund

     o    $100 or more for redemptions by automatic  monthly exchange to another
          Gold Bank Fund

Redemption requests must include the information described in the chart on pages
13 and 14 and are subject to certain additional policies described below.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction  requests that are not complete and in proper form as  described in this section and in the chart on pages 13 and 14. We may cancel or change our transaction policies without notice. To avoid delays,  please call us if you have any questions about these policies.

If you wish to purchase (or redeem) shares of a Gold Bank Fund through a broker, a fee may be charged by that broker.  In  addition,  you may be subject to other policies or  restrictions  of the broker such as higher  minimum  account value, etc.

Purchases -- We may reject orders when not accompanied by payment or when in the best interest of a Fund and its shareholders.

Redemptions -- We try to send redemption  proceeds as soon as practical.  In any event,  we send proceeds by the third business day after we receive a request in good order.  We cannot  accept  requests  that  contain  special  conditions  or effective  dates.  We may  request  additional  documentation  to ensure  that a request is genuine. Under certain circumstances,  we may pay you proceeds in the form of  readily  marketable  portfolio  securities  owned by the  Fund.  If you receive  securities  instead  of cash,  you will be subject to the risk that the securities  may fluctuate in price until they are converted to cash, and you may incur brokerage costs when converting them into cash.

If you request a  redemption  within 15 days of purchase,  we may delay  sending your proceeds until we have collected  unconditional  payment, which may take up to 15 days  from the date of  purchase.  For your  protection,  if your  account address has been changed within the last 30 days, your  redemption  request must be in writing and signed by each account owner, with signature  guarantees.  The right to redeem  shares may be  temporarily  suspended in emergency  situations, only as permitted under federal law.

                                       10

Signature  Guarantees  -- You can get a signature  guarantee  from most banks or securities  dealers and certain other financial  institutions,  but not a notary public. For your protection, we require a guaranteed signature if you request:

     o    A redemption check sent to a different payee,  bank or address than we have on file.

     o    A redemption  check mailed to an address that has been changed  within the last 30 days.

     o    A redemption for $50,00

     o    A change in account registration or redemption instructions.

Corporations,  Trusts and Other Entities -- Additional documentation is normally required  for  corporations,  fiduciaries  and  others  who  hold  shares  in  a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund -- You must meet the minimum investment requirement of the Fund into which you are exchanging.  The names and  registrations on the two accounts must be  identical.  Your shares must have been held in an open account for 15 days or more and we must  have  received  proper  payment  before we will exchange  shares.  You should review the prospectus of the fund being purchased.
Contact your Gold Capital broker or call us for a free copy at 800-481-2591.

Telephone Services -- During periods of increased market activity,  you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request,  including a telephone  redemption  request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such  procedures  are  followed,  the Fund will not be liable  for losses due to unauthorized  or  fraudulent  instructions.  At our  option,  we may  limit  the frequency  or the amount of telephone  redemption  requests.  The Funds,  or the
Advisor  do  not  assume   responsibility  for  the  authenticity  of  telephone
redemption requests.

Shareholder  Reports  -- To help  keep the  Funds'  costs  low,  we  attempt  to eliminate  duplicate  mailings  to the  same  address.  When  two or  more  Fund shareholders  have the same  last  name and  address,  we may send just one Fund report to that address rather than mailing separate reports to each shareholder.

SHAREHOLDER SERVICES

The following  services are also available to shareholders.  Please contact your
Gold Capital broker or call 800-481-2591 for more information:

     o    Traditional IRA accounts

     o    Roth IRA accounts

     o    Education IRA accounts

     o    Simplified Employee Pensions (SEPs)

     o    Uniform Transfers (Gifts) to Minors accounts

     o    Accounts for corporations or partnerships

     o    Prototype  Retirement  Plans for the  self-employed,  partnerships and corporations.

                                       11

HOW SHARE PRICE IS DETERMINED

Shares of the Funds are  purchased  or redeemed at the net asset value per share next  calculated  after your purchase  order and payment or redemption  order is received by us in good  order.  In the case of certain  institutions  which have made  satisfactory  payment or redemption  arrangements  with the Funds and have received your purchase order and payment or redemption order, we may process the order at the net asset value per share next effective after receipt of the order by the institution.

The per share  calculation is made by subtracting from a Fund's total assets any liabilities  and then  dividing  into this amount the Fund's  total  outstanding shares  as of the date of the  calculation.  The net  asset  value  per share is computed once daily for the Equity Fund,  Monday  through  Friday,  at 4:00 p.m.
(Eastern Time) on days when the Fund is open for business.  These  generally are the same days that the New York Stock Exchange is open for trading. The New York
Stock Exchange is closed on weekends, national holidays and Good Friday. The net asset  value  per  share  for the Money  Market  Fund is  computed  at 1:00 p.m.
(Eastern Time).

Securities  owned by a Fund are valued using the closing  price or the last sale price on the principal exchange or over-the-counter market where they are traded on the date when  assets are valued.  Where the  security is listed on more than one exchange or traded on more than one over-the counter market,  the Funds will use the price of that exchange which it generally  considers to be the principal exchange on which the stock is traded.

Short-term  instruments maturing within 60 days may be valued at amortized cost.
The Gold Bank Money  Market  Fund  values  all assets on the basis of  amortized cost. When market  quotations are not readily  available,  any security or other asset is valued at its fair  value as  determined  in good faith by the Board of
Trustees or its designated committee.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Distributions  --  Your  distributions  will  be  reinvested   automatically  in
additional  shares  of the  Fund  unless  you  have  elected  on  your  original application,  or by written  instructions filed with the Fund, to have them paid in cash  ($10  minimum  check  amount).  There are no fees or sales  charges  on reinvestments.

Gold Bank Equity Fund will pay  substantially  all of its net investment  income
semiannually,   usually  in  June  and  December.   It  is   contemplated   that
substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend.  Gold Bank Money Market Fund will declare a dividend  every  business  day,  equal to  substantially  all of their undistributed  net investment  income which is pro-rated  daily among the shares eligible to receive it. Daily dividends are  accumulated and paid monthly.  This
Fund's  policies  relating to  maturities  make it unlikely  that they will have capital gains or losses.

If you buy shares of Gold Bank Equity Fund  shortly  before the record date of a distribution,  please keep in mind that the distribution will lower the value of the Fund's shares by the amount of the  distribution and you will then receive a portion of the purchase price back in the form of a taxable distribution.

Tax  Considerations  --  In  general,  if  you  are  a  taxable  investor,  Fund distributions  are taxable to you as either  ordinary  income or capital  gains.
This is true whether you reinvest your  distributions  in additional Fund shares or receive them in cash. Any capital gains a Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

                                       12

By law, the Fund must withhold a portion of your taxable distributions and sales
proceeds   unless  you  provide  your  correct   social   security  or  taxpayer
identification number, certify that this number is correct, certify that you are not  subject  to backup  withholding,  and  certify  that you are a U.S.  person
(including  a U.S.  resident  alien).  The Fund  also must  withhold  if the IRS instructs it to do so. When withholding is required, the amount will be 30.5% of your taxable distributions or sales proceeds for calendar year 2001 after August
6, 2001,  30% for calendar  years 2002 and 2003, 29% for calendar years 2004 and
2005, and 28% for calendar years 2006 through 2010.

Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

In general,  when you sell your shares of a Fund, you may have a capital gain or loss.  For tax  purposes,  an  exchange  of your  Fund  shares  for  shares of a different Gold Bank Fund is the same as a sale.  However,  because the Gold Bank
Money  Market  Fund  expects  to  maintain  a $1.00 net asset  value per  share, investors  in this  Fund  should  not  have  any gain or loss on the sale of its shares.

Fund  distributions  and gains from the sale of your Fund shares  generally  are subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.
withholding  estate  tax,  and are  subject to special  U.S.  tax  certification requirements.  You should  consult your tax advisor  about the  federal,  state, local or foreign tax consequences of your investment in a Fund.

                  CONDUCTING BUSINESS WITH THE GOLD BANK FUNDS

BY PHONE                             HOW TO OPEN AN ACCOUNT              HOW TO ADD TO AN ACCOUNT
------------------------------------ ----------------------------------- --------------------------------
------------------------------------ ----------------------------------- --------------------------------
Contact your Gold Capital            If you already have an account      You may invest by telephone
broker or 800-481-2591.              with us and you have authorized     ($100 minimum). After we receive
You must authorize each type of      telephone exchanges, you may        your telephone call, we will
telephone transaction on your        call to open an account in          deduct from your checking
account application or the           another Gold Bank Fund by           account the cost of the shares.
appropriate form, available from     exchange ($2,500 minimum). The      Availability of this service
us. All account owners must sign.    names and registrations on the      is subject to approval by the
When you call, we may request        accounts must be identical.         Fund and participating banks.
personal identification and tape
record the call.

BY MAIL
------------------------------------ ----------------------------------- --------------------------------
------------------------------------ ----------------------------------- --------------------------------
Gold Capital Management              Complete and sign the application   Make your check ($100 minimum)
P.O. Box 7410                        included with this Prospectus.      payable to Pershing and mail it
Overland Park, Kansas 66207          Your initial investment must meet   to us. Always identify your
                                     the minimum amount and you must     account number or include the
                                     specify the Fund in which you       detachable coupon (from your
                                     want to invest. Make your check     confirmation statement).
                                     payable to Pershing.

BY WIRE
------------------------------------ ----------------------------------- ----------------------------------
------------------------------------ ----------------------------------- ----------------------------------
State Street Bank                    Call us first to get an account     Wire share purchases ($1,000
Kansas City, Missouri                number. We will require             minimum) should include the
   ABA #101003621                    information such as your Social     names of each account owner,
For Gold Bank Funds/                 Security or Taxpayer                your account number and the Gold
   AC=8907534329                     Identification Number, the          Bank Fund in which you are
                                     amount being wired ($2,500          purchasing shares. You should
Please provide your fund number,     minimum), and the name and          notify us by telephone that you
account number and name on account.  telephone number of the wiring      have sent a wire purchase order
                                     bank. Then tell your bank to        to State Street Bank.
                                     wire the amount.

THROUGH AUTOMATIC TRANSACTION PLANS
-----------------------------------------------------------------------------------------------------------
------------------------------------ ----------------------------------- ----------------------------------
You must authorize each type of      Not Applicable                      You may authorize automatic
automatic transaction on your                                            monthly investments in a
account application or complete                                          constant dollar amount ($100
an authorization form, available                                         minimum) from your checking
from us upon request.  All                                               account. We will draft your
registered owners must sign.                                             checking account on the same day
                                                                         each month in the amount you
                                                                         authorize.

                                       13

HOW TO SELL SHARES                                     HOW TO EXCHANGE SHARES
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
You may withdraw any amount by telephone ($1,000       You may exchange shares ($1,000 minimum or the
minimum if wired). We will send funds only to          initial minimum fund requirement) for shares
the address or bank account on file with us.           in another Gold Bank Fund. The shares being
Provide the Fund's name, your account number,          exchanged must have been held in open account
the names of each account owner (exactly as            for 15 days or more.
registered), and the number of shares or dollar
amount to be redeemed. For wires, also provide
the bank name and bank account number.

------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
In a letter, include the genuine signature of          In a letter, include the genuine signature of
each registered owner (exactly as registered),         each registered owner, the Fund name and your
the name of each account owner, the account            account number, the number of shares or dollar
number and the number of shares or the dollar          amount to be exchanged ($1,000 minimum) and
amount to be redeemed. We will send funds only         the Gold Bank Fund into which the amount is
to the address of record.                              being transferred.

------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
Redemption proceeds ($1,000 minimum) may be            Not applicable.
wired to your pre-identified bank account. A
minimal fee may be deducted. If we receive your
request before 4:00 p.m. (Eastern Standard Time)
we will normally wire funds the following
business day. If we receive your request later
in the day, we will normally wire funds on the
second business day. Contact your bank about the
time of receipt and availability.

 ------------------------------------------------------ ----------------------------------------------------
 ------------------------------------------------------ ----------------------------------------------------
Systematic Redemption Plan:                            Monthly Exchanges:

You may specify a dollar amount ($50 minimum) to       You may authorize monthly exchanges from your
be withdrawn monthly or quarterly or have your         account ($100 minimum) to another Gold Bank
shares redeemed at a rate calculated to exhaust        Fund. Exchanges will be continued until all
the account at the end of a specified period. A        shares have been exchanged or until you
fee of $1.50 or less may be charged for each           terminate the service. You must own shares in
withdrawal. You must own shares in an open             an open account valued at $2,500 or more when
account valued at $10,000 when you first               you first authorize monthly exchanges.
authorize the systematic redemption plan. You
may cancel or change your plan or redeem all
your shares at any time. We will continue
withdrawals until your shares are gone or until
the Fund or you cancel the plan.

                                       14

GOLD BANK FUNDS
Equity Fund
Money Market Fund

INVESTMENT ADVISOR, DISTRIBUTOR AND MANAGER
Gold Capital Management, Inc.
Overland Park, Kansas

AUDITORS
Ernst & Young, LLP
Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
State Street Bank and Trust Co.
Kansas City, Missouri

ADMINISTRATOR AND TRANSFER AGENT
Jones & Babson, Inc.
Kansas City, Missouri

ADDITIONAL INFORMATION

The Statement of Additional  Information (SAI) contains  additional  information about the Funds and is  incorporated  by  reference  into this  Prospectus.  The
Funds' annual and semi-annual  reports to shareholders  will contain  additional information about the Funds' investments. In each Fund's annual report, you will find a  discussion  of the market  conditions  and  investment  strategies  that significantly affected each Fund's performance during its last fiscal year.

You may  obtain a free  copy of  these  documents  by  contacting  the  Funds by telephone, mail or e-mail as shown below. You also may call the toll-free number given below to request other information about the Funds and to make shareholder inquiries.

You may  review  and copy  the SAI and  other  information  about  the  Funds by visiting the  Securities  and Exchange  Commission's  Public  Reference  Room in
Washington,  DC  (1-202-942-8090) or by accessing the EDGAR database or visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained,  upon payment of a duplicating fee, by electronic  request at  publicinfo@sec.gov,  or by writing to the  Public  Reference  Section of the
Commission, Washington, DC 20549-0102.

SEC registration numbers
811-10465  Equity Fund
811-10465  Money Market Fund

Gold Bank
Funds

P.O. Box 7410
Overland Park, Kansas 66207

Contact your Gold Capital broker or call
toll free 800-481-2591

www.goldbank.com

                                       15

                                     PART B
                                 GOLD BANK FUNDS

                              Gold Bank Equity Fund
                           Gold Bank Money Market Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                  April 1, 2003

This Statement of Additional  Information is not a Prospectus but should be read in conjunction with the Gold Bank Funds combined Prospectus dated April 1, 2003.
To obtain  the  Prospectus  or any  available  Annual or  Semi-Annual  Report to
Shareholders,  free of  charge,  please  call the Gold Bank Funds  toll-free  at
1-800-481-2591.  Certain  information  from the Annual Report dated December 31,
2002 is incorporated  by reference into this statement.  The Funds are series of
Gold Bank Funds, a Delaware statutory trust organized on July 23, 2001.

                                TABLE OF CONTENTS
                                                                            Page

Investment Objectives, Strategies and Risks

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Gold Bank Funds (the "Trust") is a Delaware statutory trust that is an open-end, management  investment  company  comprised of two separate  mutual funds (each a
"Fund").  The following  information  supplements the Prospectus which describes each  Fund's  investment  objective,  principal  strategies  and  risks.  Unless
otherwise  indicated,  the  objectives,   principal  strategies  and  investment
policies  described  below and in the  Prospectus may be changed by the Board of
Trustees without shareholder approval.

Generally,  the  policies  and  restrictions  discussed  in this  SAI and in the
Prospectus  apply  when a Fund  makes an  investment.  In most  cases  (with the exception of the restrictions on borrowing and illiquid  securities),  a Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment,  a later increase or decrease  in the  percentage  due to a  change  in the  value  or  liquidity  of portfolio  securities  will not be considered a violation of the  restriction or limitation.

                              Gold Bank Equity Fund

The Gold Bank Equity Fund ("Equity  Fund") seeks long term growth of capital and income by investing at least 80% of its net assets in equity securities.

Money Market  Securities.  The Fund may, to a limited extent, and not to deviate from the Fund's normal  investment  policies,  invest a portion of its assets in cash or high-quality,  short-term debt obligations  readily changeable into cash such as:

(1)  certificates  of  deposit,   bankers'   acceptances  and  other  short-term
     obligations  issued  domestically by United States  commercial banks having assets of at least $1 billion and which are members of the Federal  Deposit
     Insurance Corporation or holding companies of such banks;

(2)  commercial  paper of  companies  rated P-2 or higher by  Moody's  or A-2 or higher by S&P(R),  or if not rated by either Moody's or S&P(R), a company's commercial  paper  may be  purchased  by the  Fund  if the  company  has an outstanding  bond  issue  rated Aa or higher by  Moody's or AA or higher by
     S&P(R);

(3)  short-term debt  securities  which are  non-convertible  and which have one year or less  remaining  to maturity at the date of purchase  and which are rated Aa or higher by Moody's or AA or higher by S&P(R); and

(4)  negotiable certificates of deposit and other short-term debt obligations of savings  and loan  associations  having  assets of at least $1 billion  and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

These investments may be used for cash management purposes to maintain liquidity in order to satisfy redemption requests or pay unanticipated  expenses,  or they
may  be  used  while  the  Fund's   Advisor   looks  for   suitable   investment
opportunities.

There may also be times when the Fund  attempts  to  respond to adverse  market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During such times, the Fund  will not be able to  pursue  its  primary  investment  objective  and, instead, will focus on preserving its assets.

Independent   rating   organizations  rate  debt  securities  based  upon  their
assessment of the financial soundness of the issuer.  Generally,  a lower rating indicates  higher  risk.  The Fund may buy debt  securities  that are rated A or higher by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Ratings
Group (S&P (R)); or unrated debt that is determined to be comparable quality.

                                       2

                           Gold Bank Money Market Fund

The Gold Bank Money  Market Fund (the  "Money  Market  Fund")  seeks to earn the maximum  amount of income that is  consistent  with  maintaining  the safety and liquidity of the Fund's assets,  and to maintain a consistent net asset value of
$1 per  share.  The  Fund  invests  in  high  quality  short-term  money  market instruments.

Money market instruments are generally  described as short-term debt obligations
issued  by  governments,   corporations  and  financial  institutions.   Usually
maturities  are one year or less.  The yield from these types of  instruments is very  sensitive to  short-term  lending  conditions.  Thus,  the income of money market funds will follow closely the trend of short-term  interest rates, rising when those rates increase and declining when they fall.

Because  of short  maturities  associated  with  money  market-type  securities, fluctuation in the principal value of these securities resulting from changes in short-term  interest  rates normally will not be sufficient to change the Fund's
$1.00 net asset value (price) per share.  Although the Fund's  shareholders  can anticipate  stability in the net asset value of the Fund's shares,  it cannot be guaranteed.

Pursuant to Rule 2a-7 of the 1940 Act, the Fund will price its shares  according to a procedure  known as amortized cost, and will maintain 100% of its assets in securities  with  remaining  maturities  of 397  days or  less,  and  limit  its investments  to those  instruments  which  the  Trustees  of the Fund  determine present minimal credit risks, and which are eligible investments under the rule.
Each Portfolio will maintain a weighted average maturity of 90 days or less.

                          Investment Policies and Risks
                            Applicable to both Funds

Repurchase agreements. The Funds may invest in issues of the U.S. Treasury or an
U.S. government agency that are subject to repurchase  agreements.  A repurchase agreement  involves  the  sale of  securities  to the Fund  with the  concurrent agreement by the seller to  repurchase  the  securities  at the Funds' cost plus interest  at an agreed  rate upon  demand or within a  specified  time,  thereby determining  the yield during the Funds'  period of  ownership.  The result is a fixed rate of return  insulated  from market  fluctuations  during such  period.
Under the 1940 Act, repurchase agreements are considered loans by the Funds.

The Funds will enter into  repurchase  agreements  only with U.S.  banks  having assets in excess of $1 billion that are members of the Federal Deposit Insurance
Corporation and with certain securities dealers that meet the qualifications set from time to time by the Funds'  Advisor.  The term to maturity of a  repurchase agreement  normally  will be no longer  than seven days.  Repurchase  agreements maturing in more than seven days and other illiquid  securities  will not exceed
15% of each Fund's net assets.

Risk  factors  applicable  to  repurchase  agreements.  The  use  of  repurchase agreements  involves certain risks. For example,  if the seller of the agreement defaults on its  obligation to repurchase  the  underlying  securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition  of them.  If the  seller of the  agreement  becomes  insolvent  and subject to liquidation  or  reorganization  under the  Bankruptcy  Code or other laws,  disposition  of the underlying  securities  may be delayed  pending court proceedings.  Finally,  it is possible that the Funds may not be able to perfect their  interest  in the  underlying  securities.  While  the  Funds'  management acknowledges  these risks,  it is expected that they can be  controlled  through stringent security selection criteria and careful monitoring procedures.

Borrowing.  No  Fund  will  borrow  money  for the  purpose  of  leveraging  its investments.  In  addition,  no Fund will  purchase  portfolio  securities  when borrowings exceed 5% of its respective total assets.

Illiquid  and  restricted  securities.  No Fund will  invest more than a certain percentage  of net assets (15% for Equity Fund and 10% for Money Market Fund) in
securities  that  they  cannot  sell or  dispose  of in the  ordinary  course of business  within  seven  days at  approximately  the value at which the Fund has valued the investment.

                                       3

Illiquid  securities  include  repurchase  agreements  and  time  deposits  with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days,  certain insurance funding agreements,  certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading  restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act"). If otherwise  consistent with their investment  objectives and policies,  the Funds may purchase  commercial  paper issued  pursuant to Section 4(2) of the 1933 Act and  domestically  traded  securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under  the 1933 Act  ("Rule  144A  Securities").  These  securities  will not be considered illiquid so long as the Funds' Advisor  determines,  under guidelines approved by the Board of Trustees, that an adequate trading market exists.

Risk factors applicable to illiquid and restricted securities.  Because illiquid and restricted  securities may be difficult to sell at an acceptable price, they may be  subject to greater  volatility  and may result in a loss to a Fund.  The practice of  investing  in Rule 144A  Securities  could  increase the level of a
Fund's illiquidity during any period that qualified  institutional buyers become uninterested in purchasing these securities.

Investment  in  other  investment  companies.  Each  Fund  may  invest  in other investment companies,  including open-end, closed-end or unregistered investment companies,  either within the  percentage  limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization,  consolidation or other similar transaction.  But no Fund will operate as a fund of funds which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments  by  such a fund  of  funds.  Under  current  legal  and  regulatory requirements  under  the 1940 Act,  each  Fund may  invest up to 5% of its total assets in the  securities of any one  investment  company,  but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies.

Risk factors  applicable  to  investment  in other  investment  companies.  As a shareholder of another investment company, the Fund would be subject to the same risks as any other  investor  in that  company.  In  addition,  it would  bear a proportionate  share of any fees and expenses paid by that company.  These would be in addition to the Advisory and other fees paid directly by the Fund.

Securities  lending.  In order to generate additional income, the Funds may lend securities on a short-term  basis to banks,  broker-dealers  or other  qualified institutions.  In exchange,  the Funds will receive collateral equal to at least
102% of the value of the securities loaned.  Securities lending may represent no more than  one-third  the value of a Fund's  total  assets  (including  the loan collateral).  Any cash  collateral  received by a Fund in connection  with these loans may be invested in U.S. government  securities and other liquid high-grade debt  obligations.  Changes in the Funds'  securities  lending  policies  do not require majority shareholder approval.

Risk  factors  applicable  to  securities  lending.  The main risk when  lending portfolio  securities is that the borrower  might become  insolvent or refuse to honor its  obligation  to return the  securities.  In this  event,  a Fund could experience  delays in recovering its securities and may incur a capital loss. In addition,  a Fund  may  incur a loss  in  reinvesting  the  cash  collateral  it receives.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

The Funds have each adopted the following  fundamental  investment  restrictions that cannot be changed  without the approval of a "majority  of the  outstanding voting  securities"  of the  Fund.  Under  the  1940  Act,  a  "majority  of the outstanding  voting  securities"  of a Fund means the vote of the lessor of: (i)
more than 50% of the outstanding  voting  securities of the Fund; or (ii) 67% or more of the voting  securities of the Fund present at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy.

With  respect to  certain  restrictions  described  below,  legal or  regulatory limitations are explained within the investment restrictions.  Such explanations are not  part of the  fundamental  investment  restriction  and may be  modified without  shareholder  approval  to reflect  changes in the legal and  regulatory requirements.

                                       4

Diversification:  Each Fund is classified as a "diversified"  investment company under the 1940 Act and a Fund may not change its classification from diversified to non-diversified without shareholder approval.

Explanation: Under the 1940 Act, a diversified Fund may not, with respect to 75%
of its total assets (100% for the Gold Bank Money Market Fund), invest more than
5% of its total  assets in  securities  of any one  issuer  (except  obligations issued or guaranteed by the U.S.  Government,  its agencies or instrumentalities and securities issued by investment companies), or purchase more than 10% of the voting securities of any one issuer.

Concentration:  The Funds  will not make  investments  that  will  result in the concentration  (as that term may be defined  in the 1940 Act,  any rule or order
thereunder,   or  U.S.   Securities  and  Exchange   Commission   ("SEC")  staff
interpretation  thereof)  of their  investments  in the  securities  of  issuers primarily engaged in the same industry.

Explanation:  The SEC staff  currently  takes the  position  that a mutual  fund concentrates  its  investments  in a  particular  industry if 25% or more of its total assets are invested in issuers within the industry.  This restriction does not limit a Fund from investing in obligations  issued or guaranteed by the U.S.
government,  its agencies or  instrumentalities.  In applying  this  fundamental policy  concerning  industry  concentration,  the Funds will apply the following
criteria,   which  the  Funds  consider  a   non-fundamental   policy  governing
categorization  of companies  into specific  industries.  Concentration  will be examined  by  looking at each  company's  particular  niche and not its  general industry. In particular, technology companies will be divided according to their products and services; for example, hardware, software, information services and
outsourcing,   and   telecommunications   will  each  be  a  separate  industry.
Furthermore, financial service companies will be classified according to the end users of their  services;  for  example,  automobile  finance,  bank finance and diversified  finance will each be considered a separate  industry;  asset-backed securities will be classified  according to the underlying  assets securing such securities;  and, utility companies will be divided according to their services;
for  example,  gas,  gas  transmission,  electric  and  telephone  will  each be considered a separate industry.

Borrowing and Senior Securities: The Funds will not borrow money or issue senior securities,  except  as  the  1940  Act,  any  rule  thereunder,  or  SEC  staff interpretation thereof, may permit.

Explanation:  The  following  sentence  is  intended  to  describe  the  current regulatory  limits relating to senior  securities and borrowing  activities that apply to  mutual  funds.  A Fund may  borrow up to 5% of its  total  assets  for temporary  purposes and may also borrow from banks,  provided that if borrowings exceed 5%, the Fund must have  assets  totaling  at least 300% of the  borrowing when the amount of the borrowing is added to the Fund's other assets. The effect of this  provision  is to  allow a Fund  to  borrow  from  banks  amounts  up to one-third (33 1/3%) of its total assets  (including those assets  represented by the borrowing).

Underwriting:  The Funds will not  underwrite  the  securities of other issuers, except  that a Fund  may  engage  in  transactions  involving  the  acquisition, disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate: The Funds will not purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction  does not prevent any Fund from  investing in issuers  which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Commodities:  The Funds will not purchase or sell physical  commodities,  unless acquired  as a result  of  ownership  of  securities  or other  instruments  and provided  that this  restriction  does not  prevent  the Funds from  engaging in transactions  involving  futures  contracts and options  thereon or investing in securities that are secured by physical commodities.

Lending:  The Funds may not make loans,  provided that this restriction does not prevent the Funds from  purchasing  debt  obligations,  entering into repurchase
agreements,   and  loaning  their  assets  to  broker/dealers  or  institutional investors.

                                       5

                       PORTFOLIO TRANSACTIONS AND TURNOVER

Decisions  to buy and sell  securities  for the  Funds  are made by each  Fund's
Investment Adviser.

The Funds, in purchasing and selling  portfolio  securities,  will seek the best available  combination  of execution  and overall price (which shall include the cost of the transaction)  consistent with the  circumstances  which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The  Funds  believe  that it is in  their  best  interest,  and  that  of  their shareholders,  to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers, who will provide
quality   executions  at  competitive   rates.   Broker-dealers   meeting  these
qualifications  also will be  selected  for their  demonstrated  loyalty  to the
Funds,  when  acting  on  their  behalf,  as well as for any  research  or other services provided to the Funds.

The Funds'  Advisor  may use these  research  services in  servicing  all of its accounts and not just for providing  services to the Funds.  Conversely,  a Fund may benefit from research services obtained by its Advisor from the placement of other  clients'  portfolio  brokerage.  The Funds normally will not pay a higher commission rate to  broker-dealers  providing  benefits or services to them than they would pay to  broker-dealers  who do not provide such benefits or services.
But the  Funds  reserve  the  right to do so within  the  principles  set out in
Section 28(e) of the  Securities  Exchange Act of 1934 when it appears that this would be in the best interests of the Funds' shareholders.

No  commitment  is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio  securities,  and no specific formula is used in placing such business.  Allocation is reviewed  regularly by both the
Board of Trustees of Gold Bank Funds and by the Funds' Advisor.

It is not the Funds' practice to allocate brokerage or principal business on the
basis  of  sales  of  their  shares  that  may  be  made  through   intermediary
broker-dealer  firms.  But  they  may  place  portfolio  orders  with  qualified broker-dealers who recommend a Fund to other clients, or who act as agent in the purchase of Fund shares for their clients.

When the Funds' Advisor in its fiduciary  capacity believes it to be in the best interests of the Funds'  shareholders,  a Fund may join with the Advisor's other clients in acquiring or disposing of a portfolio holding. Securities acquired or proceeds  obtained  will be  equitably  distributed  between  the Fund and other clients  participating  in the transaction.  In some instances,  this investment procedure  may affect the price paid or  received by the Fund or the size of the position obtained by the Fund.

The Fund does not engage in frequent trading and turnover tactics for short-term gains, however, the Advisor will effect portfolio transactions without regard to holding period if, in its judgment,  such transactions are advisable in light of a change  in  circumstances  of a  particular  company  or  within a  particular industry or in general market, economic or financial conditions.  While the Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal  conditions,  it is impossible to predict  portfolio  turnover rates. The portfolio  turnover  rate is  calculated  by  dividing  the lesser of the Fund's annual sales or purchases of  portfolio  securities  (exclusive  of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

                              PERFORMANCE MEASURES

From time to time,  each of the Funds may advertise its  performance  in various ways, as summarized below.

For purposes of quoting and  comparing the  performance  of the Funds to that of other mutual funds and to relevant  indices in  advertisements  or in reports to shareholders, performance will be stated in terms of total return or yield. Both
"total return" and "yield" figures are based on the historical  performance of a fund, show the performance of a hypothetical  investment and are not intended to indicate future performance.

Average Annual Total Return Before Taxes

                                       6

     Under the  rules of the  Commission,  funds  advertising  performance  must include total return quotes,  "T" below,  calculated  according to the following formula:

     P(1  + T)n = ERV

     where:

     P =   a hypothetical initial payment of $1,000.
     T =   average annual total return.
     n =   number of years.
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning  of each period at  the end of each  period (or fractional portion thereof).

     The average  annual total  return will be  calculated  under the  foregoing formula  and the time  periods  used in  advertising  will be  based on  rolling calendar  quarters,  updated to the last day of the most recent quarter prior to submission  of the  advertising  for  publication,  and  will  cover  prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate  return for the period.  In calculating  the ending redeemable  value,  the maximum sales load is deducted  from the initial  $1,000 payment and all  dividends  and  distributions  by the Funds are assumed to have been  reinvested  at net  asset  value as  described  in the  Prospectus  on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average  annual  compounded  rates of return over the prescribed  periods  (or  fractional  portions  thereof)  that would  equate the initial  amount  invested to the ending  redeemable  value.  Any sale loads that might in the future be made  applicable  at the time of  reinvestments  would be included as would any  recurring  account  charges  that might be imposed by the
Funds.

     The average  annual total returns for the indicated  period ended  December
31, 2002 were:

                                               1 Year (%)
                                               ----------
            Gold Bank Equity Fund                 (6.90%)
            Gold Bank Money Market Fund            1.24%

Average Annual Total Return After Taxes on Distributions

     Average annual total return after taxes on  distributions  is determined by finding the average annual rates of return over the periods indicated below that would equate an initial  hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase,  and income dividends and capital gain distributions,  less the taxes due on such  distributions,  are reinvested at net asset value. The quotation  assumes the account was completely redeemed at the end of each period and the deduction of all  applicable  charges and fees, but assumes that the redemption itself had no tax  consequences.  If a change is made to the sales charge structure, historical performance information will be restated  to reflect  the maximum  initial  sales  charge  currently  in effect.

     Taxes  due  on  distributions   are  calculated  by  applying  the  highest
individual marginal federal income tax rates in effect on the reinvestment date, using the rates that  correspond to the tax  character of each  component of the distributions  (e.g.,  the ordinary  income rate for  distributions  of ordinary income and net short-term  capital gains and the long-term capital gain rate for distributions  of net  long-term  capital  gains).  The  taxable  amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date.  Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual  taxpayer on the  reinvestment  date;  for  example,  no taxes are  assumed  to be due on the portion of any  distribution  that would not result in federal  income tax on an individual (e.g.,  tax-exempt interest or non-taxable  returns of capital).  The effect of applicable tax credits,  such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities  other than federal tax liabilities (e.g.,  state and local taxes) are disregarded,  as are the effects of phaseouts of certain exemptions,  deductions,  and

                                       7

credits at various  income  levels,  and the impact of the  federal  alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder  accounts  are  assumed  to  result  in no  additional  taxes or tax credits.

     A  fund's  sales   literature  and  advertising   commonly  refer  to  this
calculation as a fund's after-tax average annual total return (pre-liquidation).
When  considering  the average annual total return after taxes on  distributions quotations  for Fund  shares,  you should keep in mind that the maximum  initial sales charge reflected in each quotation is a one time fee charged on all direct purchases,  which will have its greatest  impact during the early stages of your investment.  This  charge  will affect  actual  performance  less the longer you retain your  investment in a Fund.  The average annual total returns after taxes on distributions for the indicated periods ended December 31, 2002, were:

                                               1 Year (%)
                                               ----------
            Gold Bank Equity Fund                 (7.29)%

The following SEC formula was used to calculate these figures:

     P(1+T)n  = ATVD

     where:

     P     =  a hypothetical initial payment of $1,000.
     T     =  average annual total return (after taxes on distributions).
     n     =  number of years.
     ATVD  =  ending value of a  hypothetical $1,000 payment made at the beginning of  each  period  at  the end of each  period,  after  taxes on Fund distributions but not after taxes on redemption.

Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares

     Average annual total return after taxes on  distributions  and sale of Fund shares is  determined  by finding  the average  annual  rates of return over the periods  indicated  below  that  would  equate an  initial  hypothetical  $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Fund shares.  The  calculation  assumes the maximum  initial  sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions  are  reinvested  at net asset value.  The  quotation  assumes the account was  completely  redeemed at the end of each period and the deduction of all applicable charges and fees,  including taxes upon sale of Fund shares. If a change is made to the sales charge structure, historical performance information will be restated  to reflect  the maximum  initial  sales  charge  currently  in effect.

     Taxes  due  on  distributions   are  calculated  by  applying  the  highest
individual marginal federal income tax rates in effect on the reinvestment dates using the rates that  correspond to the tax  character of each  component of the distributions  (e.g.,  the ordinary  income rate for  distributions  of ordinary income and net short-term  capital gain and the long-term  capital gain rate for distributions  of net  long-term  capital  gain).  The  taxable  amount  and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date.  Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual  taxpayer on the  reinvestment  date;  for  example,  no taxes are  assumed  to be due on the portion of any  distribution  that would not result in federal  income tax on an individual (e.g.,  tax-exempt interest or non-taxable  returns of capital).  The effect of applicable tax credits,  such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities  other than federal tax liabilities (e.g.,  state and local taxes) are disregarded,  as are the effects of phaseouts of certain exemptions,  deductions,  and credits at various income levels,  and the impact of the federal  alternative  minimum tax.
Any  redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

                                       8

     The capital gain or loss upon  redemption is calculated by subtracting  the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period,  subtracting  capital  gains taxes  resulting from the  redemption,  or adding the tax benefit from capital  losses  resulting from the redemption. In determining the basis for a reinvested distribution, the distribution  is included net of taxes assumed paid from the  distribution,  but not net of any sales loads imposed upon reinvestment.  Tax basis is adjusted for any  distributions  representing  returns  of  capital  and any  other tax basis adjustments  that  would  apply  to an  individual  taxpayer,  as  permitted  by applicable federal law. The amount and character (e.g., short-term or long-term)
of capital gain or loss upon  redemption  is  separately  determined  for shares acquired  through the initial  investment and each subsequent  purchase  through reinvested distributions.  Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial  investment.  The tax  character of such  reinvestments  is determined by the length of the period between  reinvestment  and  the end of the  measurement  period  in the  case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated  using the highest  federal  individual  capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption  date.  Shareholders are assumed to have  sufficient  capital gains of the same  character from other investments  to offset  any  capital  losses  from the  redemption,  so that the taxpayer may deduct the capital losses in full.

     A  fund's  sales   literature  and  advertising   commonly  refer  to  this
calculation   as   the   fund's   after-tax    average   annual   total   return
(post-liquidation). When considering the average annual total return after taxes on  distributions  quotations for Fund shares,  you should keep in mind that the maximum  initial  sales  charge  reflected  in each  quotation is a one time fee charged on all direct purchases,  which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your  investment  in the Funds.  The average  annual total return after taxes on  distributions  and  redemption  for the indicated  period ended December 31, 2002, was:

                                               1 Year (%)
                                               ----------
            Gold Bank Equity Fund                 (4.20)%

The following SEC formula was used to calculate these figures:

     P(1+T)n  = ATVDR

     where:

     P       = a hypothetical initial payment of $1,000.
     T       = average  annual  total  return  (after  taxes  on  distributions  and redemptions).
     n       = number of years.
     ATVDR   = ending value of a hypothetical  $1,000 payment made at the beginning of  each  period  at the  end of  each  period,  after  taxes  on Fund distributions and redemption.

Yield. The Money Market Fund may quote its yields in advertisements, shareholder reports or other communications to shareholders.  Yield information is generally available by calling the Fund toll free 1-800-481-2591.

The current  annualized  yield for the Fund is computed by: (a)  determining the net  change  in the value of a  hypothetical  pre-existing  account  in the Fund having a balance of one share at the  beginning of a seven  calendar-day  period for which yield is to be quoted, (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (c)
annualizing the results (i.e., multiplying the base period return by 365/7). The net  change in value of the  account  reflects  the value of  additional  shares purchased with dividends  declared on the original share and any such additional
shares,   but  does  not  include   realized  gains  and  losses  or  unrealized
appreciation and  depreciation.  In addition,  the Fund may calculate a compound effective  yield by adding 1 to the base period return  (calculated as described above, raising the sum to a power equal to 365/7 and subtracting 1).

                                       9

Performance  comparisons.  In advertisements or in reports to shareholders,  the
Funds may compare their  performance  to that of other mutual funds with similar investment  objectives  and to  stock  or other  relevant  indices.  Performance information,  rankings,  ratings,  published  editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance
Magazine,  Business Week,  Morningstar Mutual Funds,  Investor's Business Daily,
Smart Money, Money Central Investors,  Institutional  Investor,  The Wall Street
Journal,  Mutual Fund Forecaster,  No-Load  Investor,  Money,  Forbes,  Fortune,
Barron's  Financial  World,  U.S.  News & World Report,  USA Today,  Bloomberg's
Personal Finance,  Income & Safety,  The Mutual Fund Letter,  United Mutual Fund
Selector,  No-Load Fund Analyst,  No-Load Fund X, Louis  Rukeyser's  Wall Street
newsletter,   Donoghue's  Money  Letter,  CDA  Investment  Technologies,   Inc.,
Wiesenberger Investment Companies Service,  Donoghue's Mutual Fund Almanac, Bank
Rate  Monitor and  Donoghue's  Money Fund  Report may also be used in  comparing performance of the Funds.  Performance  comparisons  should not be considered as representative of the future performance of the Funds.

                      HOW THE FUNDS' SHARES ARE DISTRIBUTED

Gold Capital Management,  Inc. (the  "Distributor"),  located at 10975 El Monte,
Suite 225,  Overland Park,  Kansas 66211 serves as the distributor of the shares of the Funds pursuant to a Distribution  Agreement with the Trust dated December
5, 2001  (the  "Distribution  Agreement").  Gold  Capital  Management,  Inc.  is
registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's  securities  laws and is a member  in good  standing  of the  NASD.  The offering of the Fund's shares is continuous. The Distribution Agreement provides that the  Distributor,  as agent in  connection  with the  distribution  of Fund shares,  will use its best efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as it deems reasonable,  including, but not limited to, advertising, compensation to underwriters, dealers and sales personnel,  printing and mailing prospectuses to persons other than current Fund shareholders, and printing and mailing sales literature.

Gold Capital Management does not receive any fee or other compensation under the distribution  agreement  which  continues in effect until October 31, 2003,  and which will continue  automatically  for  successive  annual  periods ending each
October 31, if continued at least annually by the Board of Trustees, including a majority of those  Trustees who are not parties to such  agreement or interested persons of any such party.  It  terminates  automatically  if assigned by either party or upon 60 days written notice by either party to the other.

Distribution and Shareholder  Servicing  (12b-1) Plan. The Board of Trustees has
adopted a Distribution  and  Shareholder  Servicing Plan on behalf of the Equity
Fund,  in  accordance  with Rule 12b-1  under the 1940 Act.  The Equity  Fund is authorized  under the Plan to use the  assets of the Equity  Fund to  compensate
Gold Capital Management, Inc. or others for expenses incurred by such parties in the  promotion  and  distribution  of the  shares  of the  Equity  Fund  and for providing services to shareholders.  The Plan authorizes the use of distribution fees to pay expenses  including,  but not limited to, printing  prospectuses and reports used for sales purposes, preparing advertising and sales literature, and other  distribution and shareholder  servicing related  expenses.  Payments made under the Plan may exceed the expenses actually incurred by the distributor. The maximum  amount payable under the Plan is 0.25% of the Equity Fund's average net assets on an annual basis.  Because these fees are paid out of the Equity Fund's assets on an ongoing basis,  over time these fees will increase the cost of your investment.  During the last Fiscal Year,  the Funds paid the following  amounts under the Distribution and Shareholder Servicing Plan:

                                                 Equity Fund  Money Market Fund
                                                 ------------ ----------------
  Advertising                                    $         0          $      0
  Printing and mailing of prospectuses
            other than to current shareholders   $  3,637.87          $      0
  Compensation to Underwriters                   $         0          $      0
  Compensation to broker-dealers                 $         0          $      0
  Compensation to sales personnel                $  1,082.13          $      0
  Other                                          $         0          $      0

                                       10

The NASD's maximum sales charge rule relating to mutual fund shares  establishes
limits  on  all  types  of  sales  charges,   whether  front-end,   deferred  or
asset-based.  This rule may operate to limit the aggregate  distribution fees to which shareholders may be subject under the terms of the Plan.

The Plan requires that any person authorized to direct the disposition of monies paid or payable by the Equity Fund pursuant to the Plan or any related agreement prepare  and  furnish to the  Trustees  for their  review,  at least  quarterly, written reports  complying with the requirements of the Rule and setting out the amounts  expended  under the Plan and the purposes for which those  expenditures were made.  The Plan  provides that so long as it is in effect the selection and nomination  of  Trustees  who are not  interested  persons  of the Trust will be committed  to the  discretion  of the  Trustees  then  in  office  who  are  not interested persons of the Trust.

Neither the Plan nor any related  agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or  indirect  financial  interest in the  operation  of the Plan or in any  agreements  related to the Plan,  cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. The Plan was approved by the Trustees on December 5, 2001.

The Plan will continue in effect only so long as its continuance is specifically approved at least  annually by the  Trustees in the manner  described  above for
Trustee  approval  of the  Plan.  The  Plan may be  terminated  at any time by a majority  vote of the Trustees who are not  interested  persons of the Trust and who have no direct or indirect  financial interest in the operations of the Plan or in any  agreement  related  to the  Plan  or by  vote  of a  majority  of the outstanding voting securities of the Equity Fund.

The Plan may not be  amended  so as to  materially  increase  the  amount of the distribution fees for the Equity Fund unless the amendment is approved by a vote of at least a majority of the outstanding  voting securities of the Equity Fund.
In addition,  no material  amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

                         HOW SHARE PURCHASES ARE HANDLED

The Funds cannot process transaction  requests that are not complete and in good order,  as  described  in the  Prospectus.  If you use the services of any other broker to purchase or redeem  shares of the Funds,  that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional  shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each  investment  is confirmed by a  year-to-date  statement  that  provides the details  of the  immediate  transaction,  plus all  prior  transactions  in your account during the current year. This includes the dollar amount  invested,  the number of shares  purchased or redeemed,  the price per share, and the aggregate shares owned.  A transcript of all activity in your account  during the previous year will be furnished  each January.  By retaining  each annual summary and the last  year-to-date  statement,  you have a  complete  detailed  history  of your account that provides  necessary  tax  information.  A duplicate  copy of a past annual statement is available at its cost, subject to a minimum annual charge of
$5 per account.

Each  statement and  transaction  confirmation  will request that you inform the
Fund in writing of any questions about the information presented.  If you do not notify the Fund in writing of any questions within the specified time period, it will indicate that you have approved the information.

The  shares  you  purchase  are held by the  Funds in an open  account,  thereby relieving  you of the  responsibility  of  providing  for the  safekeeping  of a negotiable share certificate.  The Funds do not intend to issue new certificated shares  for any  accounts.  But,  if a  certificate  of  shares is  issued,  the certificate,  with a signature  guarantee,  must be sent to the Funds'  transfer agent to redeem shares.

If an  order  to  purchase  shares  must be  canceled  due to  non-payment,  the purchaser will be responsible  for any loss incurred by the Funds arising out of such  cancellation.  To recover  any such loss,  the Funds  reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

                                       11

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management,  such withdrawal or rejection is in the best interest of the Funds and its shareholders.  The Funds also reserve the right at any time to waive or increase the minimum  requirements  applicable to initial or subsequent investments  with  respect to any  person or class of  persons,  which  includes shareholders of the Funds' special investment programs.

The Funds  reserve the right to refuse to accept  orders for Fund shares  unless accompanied by payment,  except when a responsible  person has  indemnified  the
Fund against losses resulting from the failure of investors to make payment.  In the event that the Funds sustains a loss as the result of failure by a purchaser to make payment, the Funds' transfer agent will cover the loss.

                              REDEMPTION OF SHARES

The Funds will transmit  redemption proceeds to the proper party, as instructed, as soon as  practicable  after a  redemption  request has been  received in good order  and  accepted,  but  in no  event  later  than  the  third  business  day thereafter.  Transmissions  are made by mail unless an expedited method has been authorized  and  specified  in the  redemption  request.  The Funds  will not be responsible for the  consequences of delays  including  delays in the banking or
Federal Reserve wire systems.  In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional  payment in federal funds has been collected for the purchase of shares being  redeemed or 15 days from the date of purchase, whichever occurs first.

Due to the  high  cost  of  maintaining  smaller  accounts,  the  Trustees  have authorized the Funds to close shareholder accounts where their value falls below the  current  minimum  initial  investment  requirement  at the time of  initial purchase as a result of redemptions and not as the result of market action,  and remains  below this level for 60 days  after  each such  shareholder  account is mailed a notice of:  (1) the  Fund's  intention  to close the  account,  (2) the minimum account size requirement,  and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum  investment amount and the minimum account size are the same, any redemption from an account containing only the minimum  investment  amount may result in redemption of that account.

The right of  redemption  may be  suspended,  or the date of  payment  postponed beyond the normal  three-day period by the Board of Trustees under the following conditions  authorized  by the 1940 Act: (1) for any period (a) during which the
New York Stock  Exchange  is closed,  other than  customary  weekend and holiday closing,  or (b)  during  which  trading  on the  New  York  Stock  Exchange  is restricted;  (2) for any period during which an emergency  exists as a result of which (a)  disposal  by the Funds of  securities  owned by it is not  reasonably practicable,  or (b) it is not reasonably practicable for the Funds to determine the  fair  value  of its  net  assets;  or (3) for  such  other  periods  as the
Securities and Exchange Commission may by order permit for the protection of the
Funds' shareholders.

Gold Bank Funds has  elected to be  governed  by Rule 18f-1  under the 1940 Act, pursuant to which the Funds are  obligated to redeem shares solely in cash up to the  lesser of  $250,000  or 1% of a Fund's  net asset  value  during any 90-day period for any one  shareholder.  Should  redemptions by any shareholder  exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind,  the redeeming  shareholder  may incur  brokerage  costs in converting the assets to cash.  The method of valuing  securities  used to make  redemptions in kind will be the same as the method of valuing  portfolio  securities  described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                              SIGNATURE GUARANTEES

Signature guarantees normally reduce the possibility of forgery and are required in connection  with certain  redemptions.  Signature  guarantees are required in

                                       12

connection  with all redemptions of $50,000 or more by mail, or changes in share registration,  except as hereinafter provided.  These requirements may be waived by the Fund in certain  instances where it appears  reasonable to do so and will not unduly  affect the  interest  of other  shareholders.  Signature(s)  must be guaranteed  by an "eligible  guarantor  institution"  as defined in Rule 17Ad-15 under the  Securities  Exchange  Act of 1934.  Eligible  guarantor  institutions include:  (1) national or state banks,  savings  associations,  savings and loan associations,  trust  companies,  savings banks,  industrial  loan companies and
credit  unions;  (2)  national  securities   exchanges,   registered  securities
associations and clearing agencies;  or (3) securities  broker/dealers which are members of a national  securities  exchange or  clearing  agency or which have a minimum net capital of $100,000. A notarized signature is not sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $50,000 or less, but they will be required regardless of the size of the redemption if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address  different  from the  registered  address  of the  shareholder(s).
Signature  guarantees are also required for a change in account  registration or redemption instructions.

Signature   guarantees  must  appear  together  with  the  signature(s)  of  the registered  owner(s) on: (1) a separate  instrument of assignment,  which should specify the total  number of shares to be redeemed  (this  "stock  power" may be obtained  from the Fund or from most banks or stock  brokers);  or (2) all stock certificates tendered for redemption.

                   ADDITIONAL PURCHASE AND REDEMPTION POLICIES

The Funds reserve the right to:

     o    Waive or increase the minimum investment  requirements with respect to any person or class of  persons,  which  include  shareholders  of the
          Funds' special investment programs.

     o    Cancel or change  the  telephone  investment  service,  the  telephone exchange  service and the automatic  monthly  investment  plan without prior notice to you where in the best  interest of the Funds and their investors.

     o    Cancel or change the telephone  redemption service at any time without notice.

     o    Begin  charging  a fee for the  telephone  investment  service  or the automatic  monthly  investment  plan and to  cancel  or  change  these services upon 15 days written notice to you.

     o    Begin charging a fee for the systematic  redemption  plan upon 30 days written notice to you.

     o    Waive signature  guarantee  requirements in certain instances where it appears  reasonable  to do so and will not unduly affect the interests
          of  other   shareholders.   We  may  waive  the  signature   guarantee
          requirement if you authorize the telephone  redemption  methods at the same time you submit the initial application to purchase shares.

     o    Require  signature  guarantees  if there  appears  to be a pattern  of redemptions designed to avoid the signature guarantee requirement,  or if we have other reason to believe that this  requirement  would be in the best interests of the Funds and their shareholders.

Market timers. The Funds may refuse to sell shares to market timers. You will be considered a market timer if you have (i)  requested a redemption of Fund shares within two weeks of an earlier purchase request,  (ii) make investments of large amounts  of $1  million  or more  followed  by a  redemption  request  in  close proximity to the purchase or (iii)  otherwise  seem to follow a timing  pattern.
Shares under common ownership or control are combined for these purposes.

                                       13

                          HOW SHARE PRICE IS DETERMINED

The net asset value per share of each Fund's  portfolio is computed  once daily, as described in the  prospectus,  Monday  through  Friday,  at the specific time during the day that the Board of Trustees sets at least annually, except on days on  which  changes  in the  value  of a  Fund's  portfolio  securities  will not materially  affect the net asset  value,  or days  during  which no  security is tendered  for  redemption  and no order to  purchase  or sell such  security  is received by the Fund, or the following holidays:

          New Year's Day                   January 1

          Martin Luther King, Jr.          Third Monday in Day January

          Presidents' Holiday              Third Monday in February

          Good Friday                      Friday before Easter

          Memorial Day                     Last Monday in May

          Independence Day                 July 4

          Labor Day                        First Monday in September

          Thanksgiving Day                 Fourth Thursday in November

          Christmas Day                    December 25

                   DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

2001 Tax Act.  On June 7, 2001,  President  Bush  signed  into law the  Economic
Growth  and Tax  Relief  Reconciliation  Act of 2001 (the Tax Act).  The Tax Act
includes  provisions  that  significantly  reduce  individual  income tax rates, provide  for  marriage  penalty  relief,  eliminate  current  phase-outs  of the standard  deduction  and personal  exemptions,  provide for  additional  savings
incentives  for   individuals   (generally  by  increasing  the  maximum  annual
contribution  limits applicable to retirement and education  savings  programs), and provide for limited estate, gift and  generation-skipping  tax relief. While these provisions have an important tax impact on individual investors in a Fund, their impact on the Fund itself are limited (as is  discussed  in the  following paragraphs).

Distributions of net investment income. In general,  the Funds receive income in the form of  dividends  or  interest on their  investments.  This  income,  less expenses  incurred  in  the  operation  of a  Fund,  constitutes  a  Fund's  net investment  income from which  dividends may be paid to investors.  If you are a taxable  investor,  any income the Fund pays will be taxable to you as  ordinary income, whether you take them in cash or in additional shares.

Distributions  of capital gains. In general,  the Funds may derive capital gains and losses in connection  with sales or other  dispositions  of their  portfolio securities.  Distributions  from net short-term capital gains will be taxable as ordinary income.  Distributions from net long-term capital gains will be taxable as long-term  capital  gain,  regardless  of how long a Fund's  shares have been held.  Any net capital gains  realized by a Fund  generally  will be distributed once each year, but they may be  distributed  more  frequently,  if necessary to reduce or eliminate excise or income taxes on the Fund.

Taxation of five year gains - Shareholders  in the 10 and 15% federal  brackets.
If you  are  in  the 10 or 15%  individual  income  tax  bracket,  capital  gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive  distributions  from a Fund's sale of securities  held for more than five years,  these gains are subject to a maximum rate of tax of 8%. A Fund will inform you in  January of the  portion of any  capital  gain  distributions  you received for the  previous  year that were five year gains  qualifying  for this reduced tax rate.

                                       14

Shareholders  in  higher  federal  brackets.  If you are in a higher  individual income tax bracket (for  example,  the 25%,  28%, 33% or 35% brackets when these brackets are fully phased-in in the year 2006),  capital gain  distributions are generally  subject to a maximum rate of tax of 20%.  Beginning in the year 2006, any  distributions  from a Fund's sale of securities  purchased after January 1,
2001 and held for more than five years will be subject to a maximum  rate of tax of 18%.

Information  on the amount and tax  character of  distributions.  The Funds will inform you of the amount of your  ordinary  income  dividends  and capital gains distributions at the time they are paid, and will advise you of their tax status for federal  income tax purposes  shortly after the close of each calendar year.
If you have not held Fund  shares  for a full  year,  a Fund may  designate  and distribute to you, as ordinary  income or capital  gains, a percentage of income that is not equal to the actual  amount of such income  earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company. Each Fund has elected to be treated as a regulated  investment company under Subchapter M of the Internal
Revenue  Code and  intends to so qualify  during the  current  fiscal  year.  As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees  reserves the right not to maintain  the  qualification  of a Fund as a  regulated  investment company if it determines this course of action to be beneficial to shareholders.
In that case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise  tax  distribution  requirements.  To avoid  federal  excise  taxes,  the
Internal  Revenue Code requires each Fund to distribute to you by December 31 of each year, at a minimum,  the  following  amounts:  98% of its taxable  ordinary income  earned  during the  calendar  year;  98% of its capital  gain net income earned  during  the  twelve  month  period  ending  October  31; and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these amounts twice a year,  usually in June and in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

Redemption  of Fund  shares.  Redemptions  (including  redemptions  in-kind) and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange your Fund shares for shares of a different  Gold Bank Fund,  the IRS will require that you report any gain or loss on your  redemption  or  exchange.  If you hold  your  shares  as a capital  asset,  any gain or loss that you realize  will be capital gain or loss and will be long-term or  short-term,  generally  depending on how long you hold your shares.

Taxation of five year gains - Shareholders  in the 10 and 15% federal  brackets.
If you are in the 10 or 15% individual  income tax bracket,  gains from the sale of your Fund  shares  are  generally  subject  to a maximum  rate of tax of 10%.
However,  if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

Shareholders  in  higher  federal  brackets.  If you are in a higher  individual income tax bracket  (for  example,  the 25%,  28%, 33% or 35% bracket when these brackets are fully  phased-in),  any gains from the sale of your Fund shares are generally  subject to a maximum rate of tax of 20%.  Beginning in the year 2006, any gains from the sale of Fund shares purchased after January 1,2001,  and held for more than five years will be  subject to a maximum  rate of tax of 18%.  You may, however, elect to mark your Fund shares to market as of January 2, 2001. If you make this election,  any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, beginning in 2006.

Any loss  incurred on the sale or exchange of shares held for six months or less is treated as a long-term  capital loss to the extent of any  long-term  capital gains  distributed  to you by the Fund on those shares.  All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in such fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.
Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

                                       15

U.S.  government   obligations  -  Income  earned  on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income  on  Fund  investments  in  other  certain  obligations,  such  as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal agency-backed  obligations (e.g., Government National Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Dividends-received   deduction  for   corporations.   If  you  are  a  corporate
shareholder,  you should note that only a small percentage of the dividends paid
by  the  Funds  for  this   fiscal   year  are   expected  to  qualify  for  the
dividends-received  deduction.  Qualifying  dividends are  generally  limited to dividends of domestic corporations. In some circumstances, you may be allowed to deduct  these  qualified  dividends,  thereby  reducing  the tax that you  would otherwise  be  required  to  pay  on  these  dividends.  The  dividends-received deduction  will be available  only with respect to dividends  designated by such
Fund as eligible  for such  treatment.  All  dividends  (including  the deducted
portion)  must  be  included  in  your   alternative   minimum   taxable  income
calculation.

Investment in complex securities - A Fund may invest in complex securities, such as  covered  call  options,  that  could  affect  whether  gains  and  losses it recognizes are treated as ordinary  income or capital gains, or could affect the amount,  timing  and/or tax character of income  distributed  to you. A Fund may also invest in securities issued or purchased at a discount, such as zero coupon securities,  that  could  require  it to accrue  and  distribute  income not yet received. In order to generate sufficient cash to make these distributions,  the
Fund could be required to sell  securities  in its  portfolio  that it otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you.

                 Control Persons and Principal Holders of Shares

Certain officers and Trustees of Gold Bank Funds are also officers, directors or trustees or both of Gold Capital  Management,  Inc. or its  affiliates.  Control persons are persons deemed to control a Fund because they own  beneficially  25%
of the outstanding  equity  securities.  Principal  holders are persons that own beneficially 5% or more of a Fund's outstanding  equity securities.  As of March
26, 2003, there were no principal  holders of either Fund. The control person of each Fund as of March 26, 2003 was:

  Name and Address of Control Person        Percentage of Shares Owned
  ----------------------------------        --------------------------

Gold Trust Company                          Equity Fund-Gold Trust owned
4305 Frederick Blvd. Suite 102              250,693.349 out of a
P.O. Box 846                                total of 545,161.000 shares or
St. Joseph, MO 64506                        45.99%

                                            Money Market Fund-Gold Trust owned
                                            36,668,587.943 out of a total of
                                            50,718,655.000 shares or 72.30%

                     INVESTMENT ADVISORY AND OTHER SERVICES

Gold  Capital  Management,  Inc.  serves as the Funds'  manager  and  investment adviser  pursuant to a  Management  Agreement  with the Trust dated  December 5,
2001. As manager,  Gold Capital Management,  Inc. provides or obtains at its own cost most of the  services  required  to operate  the Funds  including  transfer
agency,  fund  accounting,   custody  and  fund  administration.   Gold  Capital
Management,  Inc. also provides  investment Advisory services and is responsible for  managing the assets and making  investment  decisions  for each Fund.  Gold
Capital Management, Inc. has its principal offices at 10975 El Monte, Suite 225,
Overland Park, Kansas 66211.

Under the  Management  Agreement,  the Equity Fund and Money Market Fund pay the
Advisor a monthly fee  computed on average  daily net assets of each Fund at the annual rate of 0.75% for the Equity  Fund,  and 0.50% for the Money Market Fund.
The  management  fees are  computed and accrued  daily and are payable  monthly.
During the last  fiscal  year ended  December  31,  2002,  the Equity  Fund paid
$15,042 and the Money Market Fund paid  $181,636 to the Advisor for its services under the Management Agreement.

                                       16

The  Management  Agreement  provides for the Funds to pay for all other services and expenses not specifically assumed by the Advisor.  Examples of expenses paid by the Funds include  registration  fees,  foreign custody and accounting  fees, printing and distribution of shareholder  reports,  independent Trustee fees and expenses and fees of outside legal and accounting firms. In addition,  operating expenses not  required in the normal  operation of the Funds are also payable by the Funds.  These expenses  include taxes,  interest,  governmental  charges and fees,  including  registration  of the Funds with the  Securities  and  Exchange
Commission,  and the fees payable to various States,  brokerage costs, dues, and all extraordinary  costs including expenses arising out of anticipated or actual litigation or administrative  proceedings.  The Advisor has agreed to waive fees and/or make  payments  to limit Fund  expenses  in order to limit  annual  total operating  expenses  of the Equity  Fund and the Money  Market Fund to 1.05% and
0.55%, respectively, of the average daily net assets of each Fund. To the extent that the Adviser waives fees or pays expenses, it may seek to recoup such waived fees or  expense  payments  if Fund  expenses  decrease  so that fee  waivers or payments are no longer  necessary to maintain expense  limitations.  The Adviser may  only  recoup  amounts  it  waived  and/or  paid  within  three  years.  The contractual  expense limitation  arrangement expires annually as of December 31, and can be renewed by the Adviser and the Funds' Board of Trustees each year.

Gold  Capital  Management,  Inc.  is a  wholly  owned  subsidiary  of Gold  Banc
Corporation,  Inc., Overland Park, Kansas. Gold Banc Corporation, Inc. also does business under the name of Gold Bank. Gold Capital Management, Inc. is a leading midwest brokerage and investment management firm. Its clients include commercial banks, trusts,  qualified retirement plans,  insurance companies,  corporations, government  entities,  foundations and high net worth  individuals.  The firm is registered as an investment adviser under the Investment Advisers Act of 1940.

The Funds'  shares are made  available  to  participants  in  employer-sponsored retirement  or  savings  plans  and  to  persons  purchasing  through  financial intermediaries,  such as banks,  broker-dealers  and  insurance  companies.  The
Funds'  distributor  enters into contracts  with various banks,  broker-dealers,
insurance   companies   and  other   financial   intermediaries   ("third  party
distributors")  with  respect to the sale of the Funds'  shares,  the use of the
Funds' shares in various investment products,  and/or in connection with various
financial  services.   In  addition  to  distribution   services,   third  party
distributors may perform certain  administrative  services,  like record-keeping and general  administration,  that are usually  provided by the Funds'  transfer agent.  To enable the Funds'  shares to be made  available  through  these third party  distributors  and to compensate them for their services,  the Equity Fund pays a 12b-1 service or distribution fee of 0.25% per annum.

Prior to the Funds'  inception,  the Board of Trustees,  including a majority of the Independent Trustees, approved each Funds' management agreement. In reaching this  decision,  the Board of Trustees  evaluated  information  furnished at the organizational board meeting,  including information  specifically  furnished so that the board  could  specifically  consider  such  renewal.  Such  information included reports on the Adviser's  investment  staff,  capabilities,  resources, along with information  about the scope and quality of services  provided by the
Advisor.  The  information  furnished  to the Board of  Trustees  also  included special reports  comparing the Funds'  anticipated  expenses with those of other mutual funds deemed comparable to the Funds.

In considering such material,  the Independent  Trustees received assistance and advice from  independent  counsel.  Based upon its review of such  material  and information  together with other  relevant  information,  the Board of Trustees, including a majority of  Independent  Trustees,  concluded that approval of each
management   agreement  was  appropriate  and  in  the  best  interest  of  Fund shareholders. In reaching this decision, the Board of Trustees took into account a combination of factors,  including the  reasonableness  of expenses charged to the Funds,  the  quality  of  services  to be  provided  to the  Funds,  and the
Adviser's contractual agreement to limit the Funds' overall expenses.

                                       17

                         GENERAL INFORMATION AND HISTORY

Gold Bank Funds (the "Trust") which consists of two separate  series - Gold Bank
Equity Fund series and Gold Bank Money  Market Fund series - was  organized as a statutory  trust under the Delaware  Business  Trust Act on July 23, 2001.  Each
series  represents  interests  in a separate  portfolio  of  investments  and is subject to separate liabilities. Shares of each series are entitled to vote as a series  only to the  extent  required  by the  1940 Act or as  permitted  by the
Trustees.  The  beneficial  interest of each series is divided into an unlimited number of shares,  with no par value.  Each  share has equal  dividend,  voting, liquidation and redemption rights. There are no conversion or preemptive rights.
Shares,  when issued,  will be fully paid and  nonassessable.  Fractional shares have proportional  voting rights.  Shares will be maintained in open accounts on the books of the transfer agent,  and certificates for shares will generally not be  issued.  The  Trust  does not  intend  to hold  regular  annual  shareholder meetings. Upon the Trust's liquidation, all shareholders of a series would share pro-rata  in the net  assets  of  such  series  available  for  distribution  to shareholders of the series,  but, as  shareholders of such series,  would not be entitled to share in the distribution of assets belonging to any other series.

If they  deem it  advisable  and in the  best  interests  of  shareholders,  the
Trustees may create  additional series of shares and may create multiple classes of shares of each  series,  which may differ from each other as to expenses  and dividends.

Code of Ethics. The Trust, its investment adviser and principal underwriter have each adopted a code of ethics,  as required by federal  securities  laws.  Under each code of ethics,  persons who are designated as access persons may engage in personal securities  transactions,  including  transactions involving securities that may be  purchased,  held or sold by any Fund,  subject to  certain  general restrictions and procedures. Each code of ethics contains provisions designed to substantially  comply  with  the  recommendations  contained  in the  Investment
Company Institute's 1994 Report of the Advisory Group on Personal Investing. The
codes of ethics are on file with the Securities and Exchange Commission.

                              TRUSTEES AND OFFICERS

The officers of the Trust manage the Trust's day-to-day  operations  pursuant to the laws of the State of  Delaware.  The  Trust's  officers  and its Advisor are subject to the  supervision  and control of the Board of Trustees.  The Trustees
have  approved   contracts  under  which  certain  companies  provide  essential management  services to the Funds.  The Funds pay the fees for the  Trustees who are not  "interested  persons"  (as defined in the 1940 Act) of the Trust or the
Advisor.

The  following  table  lists the name,  age,  and  address of the  Trustees  and
Officers of the Trust.

-------------------- ------------------ -------------- --------------------------- ----------------- -------------------

                     POSITION(S) HELD                                             NO. OF PORTFOLIOS
                      WITH FUND AND                                               IN FUND COMPLEX
                      LENGTH OF TIME    TERM OF        PRINCIPAL OCCUPATION(S)       OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, AGE, ADDRESS       SERVED         OFFICE         DURING THE PAST 5 YEARS        TRUSTEE             HELD BY TRUSTEE
-------------------- ------------------ -------------- --------------------------- ----------------- -------------------

INTERESTED TRUSTEES

-------------------- ------------------ -------------- --------------------------- ----------------- -------------------
(a)Larry D. Armel      Trustee and      For lifetime   Retired/Self-employed           Two                  None
(60)                   Chairman;        of the Trust   (consulting)since
BMA Tower              one year of      or until       January of 2000;  and,
700 Karnes             service          earlier        formerly:  President  and
Boulevard                               resignation    Director of
Kansas City,                            or removal     Jones & Babson, Inc.
Missouri 64108                                         (mutual fund management
                                                       company);  Chairman,
                                                       President
                                                       and Director,  each of
                                                       the Babson Funds (nine
                                                       mutual funds with ten
                                                       portfolios),
                                                       Buffalo  Funds (five
                                                       mutual  funds) and UMB
                                                       Scout Funds  (thirteen
                                                       mutual funds
                                                       with fourteen
                                                       portfolios);  President,
                                                       Principal Executive
                                                       Officer and Director,
                                                       Investors Mark Series
                                                       Fund, Inc. (nine mutual
                                                       funds);  and, Director,
                                                       AFBA Five
                                                       Star Fund, Inc. (four
                                                       mutual funds).
-------------------- ------------------ -------------- --------------------------- ----------------- -------------------

                                       18

-------------------- ------------------ -------------- --------------------------- ----------------- -------------------
(a)Malcolm M.        Trustee and        For lifetime   President, Gold Banc              Two         Gold Banc
Aslin (54)           President; one     of the Trust   Corporation,                                   Corporation,
BMA Tower            year of service    or until       Inc. (banking and financial                    Inc. (banking
700 Karnes                              earlier        services); Chairman and                        and financial
Boulevard                               resignation    President,  Gold Financial                     services).
Kansas City,                            or removal     Services, Inc. (financial
Missouri 64108                                         holding company);
                                                       Chairman,  ComputNet
                                                       Engineering,
                                                       Inc. (data processing &
                                                       info tech services);
                                                       Chairman and President,
                                                       Gold Insurance,  Inc.
                                                       (full  line insurance
                                                       agency); Chairman,  Gold
                                                       Investment
                                                       Advisors,  Inc.
                                                       (investment  Advisor
                                                       services);  President,
                                                       Gold  Reinsurance
                                                       Company  Ltd.
                                                       (reinsurance  company);
                                                       President,  Gold  Merchant
                                                       Banc,  Inc.
                                                       (merchant  bank);  and,
                                                       formerly  Chairman of
                                                       Western  National Bank and
                                                       Unison
                                                       Bancorporation.
-------------------- ------------------ -------------- --------------------------- ----------------- -------------------

                                       19

-------------------- ------------------ -------------- --------------------------- ----------------- -------------------
(a) David B.         Trustee and Vice   For lifetime   Senior Vice President of          Two           None
Anderson (57)        President; one     of the Trust   Gold Capital Management,
BMA Tower            year of service    or until       Inc.; and, formerly
700 Karnes                              earlier        officer in
Boulevard                               resignation    charge of the Trust
Kansas City,                            or removal     Investment Division of
Missouri 64108                                         UMB Bank
-------------------- ------------------ -------------- --------------------------- ----------------- -------------------

INDEPENDENT TRUSTEES

-------------------- ------------------ -------------- --------------------------- ----------------- -------------------
George R. Adair      Trustee; one       For lifetime   Retired                           Two         None
(82)                 year of service    of the Trust
BMA Tower                               or until
700 Karnes                              earlier
Boulevard                               resignation
Kansas City,                            or removal
Missouri 64108
-------------------- ------------------ -------------- --------------------------- ----------------- -------------------
-------------------- ------------------ -------------- --------------------------- ----------------- -------------------
Norman L. Cochran    Trustee; one       For lifetime   Retired                           Two         None
(80)                 year of service    of the Trust
BMA Tower                               or until
700 Karnes                              earlier
Boulevard                               resignation
Kansas City,                            or removal
Missouri 64108
-------------------- ------------------ -------------- --------------------------- ----------------- -------------------
-------------------- ------------------ -------------- --------------------------- ----------------- -------------------
Sue Heckart (63)     Trustee; one       For lifetime   President of Heckart              Two         None
BMA Tower            year of service    of the Trust   Funeral Homes.
700 Karnes                              or until
Boulevard                               earlier
Kansas City,                            resignation
Missouri 64108                          or removal

-------------------- ------------------ -------------- --------------------------- ----------------- -------------------
-------------------- ------------------ -------------- --------------------------- ----------------- -------------------
Thomas A. Knox (26)  Trustee; one       For lifetime   PhD candidate, Harvard            Two         None
BMA Tower            year of service    of the Trust   University; and,
700 Karnes                              or until       formerly  a  student
Boulevard                               earlier        at  Harvard
Kansas City,                            resignation    University.
Missouri 64108                          or removal
-------------------- ------------------ -------------- --------------------------- ----------------- -------------------

                                       20

----------------- ------------------ ---------------- ------------------------------------------------------------------
                  POSITION(S) HELD
                    WITH FUND AND
   NAME, AGE,      LENGTH OF TIME
    ADDRESS            SERVED        TERM OF OFFICE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
----------------- ------------------ ---------------- -----------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------------------
-------------------- --------------- ---------------- -----------------------------------------------------------
P. Bradley Adams     Treasurer and   For lifetime     Vice President and Treasurer, Jones & Babson, Inc., and
(42)                 Chief           of the Trust     each of the Babson and Buffalo Funds, Principal
BMA Tower            Financial       or until         Financial Officer, Investors Mark Series Fund, Inc. and
700 Karnes           Officer; one    earlier          J&B Funds, Kansas City, Missouri, each of the past five
Boulevard            year of         resignation or   years.
Kansas City,         service         removal
Missouri 64108

-------------------- --------------- ---------------- -----------------------------------------------------------
-------------------- --------------- ---------------- -----------------------------------------------------------
Martin A. Cramer     Secretary;      For lifetime     Legal and Regulatory Affairs Vice President,  Chief
(53)                 one year of     of the Trust     Compliance Officer and Secretary, Jones & Babson,  Inc.
BMA Tower            service         or until         (mutual fund management  company); Chief Compliance
700 Karnes                           earlier          Officer and Secretary, IMA (mutual  fund  management
Boulevard                            resignation or   company);  Chief Compliance Officer and  Secretary,
Kansas City,                         removal          Investors Mark Series Fund, Inc.; Vice President, Chief
Missouri 64108                                        Compliance  Officer and Secretary,  Babson Fund
                                                      Complex; Vice President, Chief Compliance Officer and
                                                      Secretary, Buffalo Fund Complex; and, Assistant Vice
                                                      President, Chief Compliance Officer and Secretary, J&B
                                                      Funds.
-------------------- --------------- ---------------- -----------------------------------------------------------
-------------------- --------------- ---------------- -----------------------------------------------------------
Stephen R.           Vice            For lifetime     Senior Vice President, Gold Capital Management, Inc.
Oliver (51)          President and   of the Trust     (broker/dealer); Vice President, Gold Financial
BMA Tower            Chief           or until         Services,  Inc. (financial holding company);  Vice
700 Karnes           Compliance      earlier          President and Secretary, Gold Insurance, Inc. (full
Boulevard            Officer; one    resignation      line insurance agency); and, Vice President, Gold
Kansas City,         year of         or removal       Reinsurance Company Ltd. (reinsurance company).
Missouri 64108       service
-------------------- --------------- ---------------- ------------------------------------------------------------

(a)Each  of these  Trustees  may be deemed to be an  "interested  person" of the
Funds as that term is defined in the Investment Company Act of 1940, as amended.
Messr.  Armel is an  interested  Trustee  as a result of a  business  consulting relationship with Gold Capital Management, Inc. relating to the formation of the
Trust.  Messrs.  Aslin  and  Anderson  are  interested  Trustees  due  to  their employment by Gold Banc  Corporation,  Inc. and Gold Capital  Management,  Inc.,
respectively.  Gold  Capital  Management,  Inc.  serves as the Funds  Investment
Advisor, Distributor and Advisor.

                                       21

------------------------------- ----------------------------------------- -----------------------------------
                                                                           Aggregate Dollar Range of Equity
                                                                           Securities in all Funds Overseen
                                 Dollar Range of Equity Securities in a      by Trustee in the Family of
       Name of Trustee                            Fund                           Investment Companies
------------------------------- ----------------------------------------- -----------------------------------
------------------------------- ----------------------------------------- -----------------------------------
George R. Adair                 Equity Fund:         $           0                   Over $100,000
                                Money Market Fund:   Over $100,000
------------------------------- ----------------------------------------- -----------------------------------
------------------------------- ----------------------------------------- -----------------------------------
David B. Anderson               Equity Fund:        $10,001 - $50,000                Over $100,000
                                Money Market Fund:   Over $100,000
------------------------------- ----------------------------------------- -----------------------------------
------------------------------- ----------------------------------------- -----------------------------------
Larry D. Armel                  Equity Fund:        $50,001 - $100,000               Over $100,000
                                Money Market Fund:   Over $100,000
------------------------------- ----------------------------------------- -----------------------------------
------------------------------- ----------------------------------------- -----------------------------------
Malcom M. Aslin                 Equity Fund:         $50,001 - $100,000           $50,001 - $100,000
                                Money Market Fund:       $1 - $10,000
------------------------------- ----------------------------------------- -----------------------------------
------------------------------- ----------------------------------------- -----------------------------------
Norman Cochran                  Equity Fund:         $50,001 - $100,000              Over $100,000
                                Money Market Fund:   Over $100,000
------------------------------- ----------------------------------------- -----------------------------------
------------------------------- ----------------------------------------- -----------------------------------
Sue Heckart                     Equity Fund:           $1 -   $10,000                Over $100,000
                                Money Market Fund:     Over $100,000
------------------------------- ----------------------------------------- -----------------------------------
------------------------------- ----------------------------------------- -----------------------------------
Thomas A. Knox                  Equity Fund:         $           0                   Over $100,000
                                Money Market Fund:   Over $100,000
------------------------------- ----------------------------------------- -----------------------------------

The Board of Trustees  has an audit  committee  that  consists of the  following independent Trustees: George R. Adair, Norman L. Cochran, Sue Heckart and Thomas
A. Knox. The Trust has an Audit  Committee,  which assists the Board of Trustees in  fulfilling  its duties  relating to the  Trust's  accounting  and  financial reporting practices,  and also serves as a direct line of communication  between the Board of Trustees and the independent  auditors.  The specific  functions of the Audit  Committee  include  recommending  the  engagement or retention of the independent  auditors,  reviewing with the independent auditors the plan and the results of the auditing engagement,  approving professional services provided by the independent auditors prior to the performance of such services,  considering the  range of audit  and  non-audit  fees,  reviewing  the  independence  of the independent auditors,  reviewing the scope and results of the Trust's procedures for internal auditing,  and reviewing the Trust's system of internal  accounting controls.  The Board of  Trustees  had one  meeting  during the last fiscal year ended December 31, 2002.

The Board of Trustees  also has a fair  valuation  committee  consisting  of the following members: P. Bradley Adams, Martin A. Cramer, William G. Cooke and Todd
M. Brown. The fair valuation  committee did not meet during the last fiscal year ended December 31, 2002.

                               Compensation Table

 ------------------------------- -------------------------------------- -------------------------------------
                                 Aggregate Compensation From Trust      Total Compensation from Trust and
                                 for Fiscal Year Ended December 31,     Fund Complex Paid to Trustees*
 Name of Independent Trustee     2002
 ------------------------------- -------------------------------------- -------------------------------------
 ------------------------------- -------------------------------------- -------------------------------------
 George R. Adair                               $2,750                                 $2,750
 Norman L. Cochran                             $2,750                                 $2,750
 Sue Heckart                                   $2,750                                 $2,750
 Thomas A. Knox                                $2,750                                 $2,750
 ------------------------------- -------------------------------------- -------------------------------------

*The Fund  Complex  consists  of the Gold Bank  Equity  Fund and Gold Bank Money
Market Fund. The independent  trustees will be compensated  $125 per meeting per
Fund, with a $1,500 retainer per year.

                                    CUSTODIAN

The Funds' assets are held for  safekeeping by an independent  custodian,  State
Street Bank & Trust Co., Inc,  Kansas City,  Missouri  ("SSB").  This means SSB, rather than a Fund, has possession of the Fund's cash and securities. SSB is not responsible  for any Fund's  investment  management or  administration.  But, as directed  by the  Trust's  officers,  it  delivers  cash to those  who have sold securities  to a Fund in  return  for such  securities,  and to  those  who have purchased  portfolio  securities  from the Fund, it delivers such  securities in return for their cash  purchase  price.  It also collects  income  directly from issuers of securities owned by a Fund and holds this for payment to shareholders after  deduction of the Fund's  expenses.  The custodian is compensated  for its services by the Advisor.

                                       22

                        ADMINISTRATOR AND TRANSFER AGENT

Jones & Babson,  Inc. serves as administrator  and transfer agent for the Funds.
The administrator services include regulatory support and funds accounting.

As  compensation  for all the  foregoing  services,  the Fund pays Gold  Capital
Management  a fee at the  annual  rate  of  (0.75%)  for  the  Equity  Fund  and
(0.50%)for  the Money  Market  Fund of average  daily net assets from which Gold
Capital Management,  Inc. pays Jones & Babson, Inc. a fee of 35/100 of 1% (.35%)
for the Equity  Fund and a fee of 25/100 of 1% (.25%) for the Money  Market Fund
of average  daily net  assets.  Both fees are  computed  daily;  the fee to Gold
Capital Management, Inc. is paid monthly.

Jones & Babson,  Inc. is a wholly-owned  subsidiary of Business Men's  Assurance
Company of America,  which is considered  to be a  controlling  person under the
Investment  Company Act of 1940.  Assicurazioni  Generali  S.P.A.,  an insurance organization  founded in 1831 based in Trieste,  Italy,  is  considered  to be a controlling  person  and is the  ultimate  parent of  Business  Men's  Assurance
Company of America. Mediobanca is a 5% owner of Generali.

                              INDEPENDENT AUDITORS

The Trust's  financial  statements are audited annually by independent  auditors approved by the  Trustees  each year.  Ernst & Young LLP, One Kansas City Place,
1200 Main Street, Suite 2000, Kansas City, Missouri 64105, serves as the Trust's present independent auditor.

                            DESCRIPTION OF COMMERCIAL
                                  PAPER RATINGS

Moody's - Moody's  commercial  paper  rating is an opinion of the  ability of an issuer  to repay  punctually  promissory  obligations  not  having  an  original maturity in excess of nine  months.  Moody's has one rating - prime.  Every such prime rating  means  Moody's  believes  that the  commercial  paper note will be redeemed  as agreed.  Within  this  single  rating  category  are the  following classifications:

    Prime - 1      Highest Quality

    Prime - 2      Higher Quality

    Prime - 3      High Quality

The  criteria  used by Moody's for rating a  commercial  paper issuer under this graded system include, but are not limited to the following factors:

     (1)  evaluation of the management of the issuer;

     (2)  economic  evaluation  of the issuer's  industry or  industries  and an appraisal of  speculative  type risks which may be inherent in certain areas;

     (3)  evaluation  of the issuer's  products in relation to  competition  and customer acceptance;

     (4)  liquidity;

     (5)  amount and quality of long-term debt;

     (6)  trend of earnings over a period of ten years;

     (7)  financial  strength of a parent company and relationships  which exist with the issuer; and

                                       23

     (8)  recognition by the  management of obligations  which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P - Standard & Poor's  commercial paper rating is a current  assessment of the likelihood  of timely  repayment of debt having an original  maturity of no more than 270 days. Ratings are graded into for categories,  ranging from "A" for the highest  quality  obligations to "D" for the lowest.  The four categories are as follows:

     "A"  Issues  assigned  this  highest  rating  are  regarded  as having  the greatest  capacity  for timely  payment.  Issues in this  category are further  refined  with the  designations  1, 2, and 3 to indicate  the relative degree of safety.

     "A-1"This designation  indicates that the degree of safety regarding timely payment is very strong.

     "A-2"Capacity  for  timely  payment  on  issues  with this  designation  is strong. However, the relative degree of safety is not as overwhelming.

     "A-3"Issues  carrying this  designation  have a  satisfactory  capacity for timely  payment.  They are,  however,  somewhat more vulnerable to the adverse effects of changes in circumstances than obligations  carrying the higher designations.

     "B"  Issues rated "B" are regarded as having only an adequate  capacity for timely payment.  Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

     "C"  This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     "D"  This  rating  indicates  that the  issuer is either in  default  or is expected to be in default upon maturity.

                              FINANCIAL STATEMENTS

     The Funds'  Financial  Statements  for the fiscal year ended  December  31,
2002,  including  the Report of  Independent  Accountants,  are  included in the
Funds' most recent Annual Report to Shareholders and are incorporated  into this
SAI by  reference.  The Annual  Report may be obtained free of charge by calling the Fund at  1-800-481-2591,  or by writing to the Fund at its address listed on the cover of this SAI.

                                       24

                                 GOLD BANK FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

     (a)  Governing Documents.

          (1)  Agreement  and  Declaration  of  Trust  dated  July  23,  2001 is incorporated  herein by reference to Exhibit No.  EX-99.a.1 of Registrant's
     Registration  Statement  on Form  N-1A as  filed  with the  Securities  and
     Exchange  Commission  (the  "SEC") via EDGAR on August  22,  2001 (File No.
     811-10465).

          (2)  Certificate  of Trust as filed with the State of Delaware on July
     23, 2001 is  incorporated  herein by reference to Exhibit No.  EX-99.a.2 of the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 22, 2001 (File No. 811-10465).

          (3)  Amendment  to  Certificate  of Trust as filed  with the  State of
     Delaware  on December  12,  2001 is  incorporated  herein by  reference  to
     Exhibit No.  Ex-99.a.3 of the Registrant's  Registration  Statement on Form
     N-1A as filed  with the SEC via  EDGAR  on  December  12,  2001  (File  No.
     811-10465).

          (4) Officer's Certificate evidencing creation of Gold Bank Equity Fund series and Gold Bank Money  Market  Fund series is  incorporated  herein by reference  to  Exhibit  No.  Ex-99.a.4  of  the  Registrant's  Registration
     Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001
     (File No. 811-10465).

     (b) By-Laws.

     By-Laws are incorporated  herein by reference to Exhibit No. EX-99.b of the
Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (c) Instruments Defining Rights of Security Holders.

     See Article III,  "Shares" and Article V  "Shareholders'  Voting Powers and
Meetings" of the Registrant's Agreement and Declaration of Trust.

     See  also,  Article  II  "Meetings  of  Shareholders"  of the  Registrant's
By-laws.

     (d) Investment Advisory Contracts.

          (1) Management  Agreement  between the  Registrant,  on behalf of Gold
     Bank Equity Fund series,  and Gold  Capital  Management,  Inc.  dated as of
     December  31,  2001 is  incorporated  herein by  reference  to Exhibit  No.
     EX-99.d.1 of the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

          (2) Management  Agreement  between the Registrant,  on behalf of Money
     Market Fund series, and Gold Capital Management,  Inc. dated as of December
     31, 2001 is  incorporated  herein by reference to Exhibit No.  EX-99.d.2 of the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (e) Underwriting Contracts.

     Distribution  Agreement between the Registrant and Gold Capital Management,
Inc.  dated as of  December  31, 2001 is  incorporated  herein by  reference  to
Exhibit No. EX-99.e of the Registrant's  Registration  Statement on Form N-1A as
filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (f) Bonus or Profit Sharing Contracts.

     Not applicable.

     (g) Custodian Agreements.

     Form of Custodian  Agreement  between the  Registrant and State Street Bank and Trust Company is incorporated  herein by reference to Exhibit No. EX-99.g of the Registrant's  Registration  Statement on Form N-1A as filed with the SEC via
EDGAR on December 12, 2001 (File No. 811-10465).

     (h) Other Material Contracts.

          (1) Form of Transfer Agency Agreement  between the Registrant and Gold
     Capital Management, Inc. is incorporated herein by reference to Exhibit No.
     EX-99.h.1 of the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

          (2) Form of Administrative Services Agreement between the Gold Capital
     Management,  Inc.  and  Jones &  Babson,  Inc.  is  incorporated  herein by reference  to  Exhibit  No.  EX-99.h.2  of  the  Registrant's  Registration
     Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001
     (File No. 811-10465).

     (i)  Legal Opinion.

     Opinion and Consent of Counsel dated December 12, 2001 is  incorporated  by reference to Exhibit No. EX-99.i of the Registrant's  Registration  Statement on
Form  N-1A as filed  with the SEC via  EDGAR on  December  12,  2001  (File  No.
811-10465).

     (j) Other Opinions.

          (1)  Consent of Auditors  dated  March 28,  2003 is filed  herewith as
     Exhibit No. EX-99.j.1.

          (2) Power of Attorney dated December 5, 2001 is incorporated herein by reference  to  Exhibit  No.  EX-99.j.2  of  the  Registrant's  Registration
     Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001
     (File No. 811-10465).

     (k) Omitted Financial Statements.

     Not Applicable.

     (l) Initial Capital Agreements

     Not applicable.

     (m) Rule 12b-1 Plan.

     Rule 12b-1  Distribution  and Shareholder  Servicing Plan for the Gold Bank
Equity Fund is  incorporated  herein by reference to Exhibit No.  EX-99.m of the
Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (n) Form of Multiple Class Plan of the Registrant

     Not applicable.

          (p) Code of Ethics.

     The Code of Ethics of Gold Capital Management,  Inc. is incorporated herein by reference to Exhibit No. EX-99.p. of the Registrant's  Registration Statement
on Form N-1A as filed  with the SEC via EDGAR on  December  12,  2001  (File No.
811-10465).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

          None.

ITEM 25. INDEMNIFICATION.

     Article  VII,  Section  2(a) of the  Agreement  and  Declaration  of  Trust
provides  that to the  fullest  extent  that  limitations  on the  liability  of
Trustees  and officers are  permitted  by the Delaware  Business  Trust Act, the officers and Trustees  shall not be  responsible  or liable in any event for any act or omission of: any agent or employee of the Trust;  any Investment  Adviser or  Principal  Underwriter  of the Trust;  or with  respect to each  Trustee and officer, the act or omission of any other Trustee or officer,  respectively. The
Trust,  out of the Trust  Property,  shall  indemnify and hold harmless each and every  officer  and  Trustee  from and  against  any and all claims and  demands whatsoever arising out of or related to such officer's or Trustee's  performance of his or her duties as an officer or Trustee of the Trust.  This  limitation on liability  applies to events  occurring at the time a Person serves as a Trustee or  officer of the Trust  whether or not such  Person is a Trustee or officer at the time of any  proceeding  in which  liability  is  asserted.  Nothing  herein contained shall indemnify,  hold harmless or protect any officer or Trustee from or against an  liability  to the Trust or any  Shareholder  to which such Person would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of the duties  involved in the conduct of such
Person's office.

     Article  VII,  Section  2(b)  provides  that every  note,  bond,  contract,
instrument,   certificate  or  undertaking  and  every  other  act  or  document whatsoever  issued,  executed or done by or on behalf of the Trust, the officers or  the  Trustees  or any  of  them  in  connection  with  the  Trust  shall  be conclusively deemed to have been issued,  executed or done only in such Person's capacity  as  Trustee  and/or  as  officer,  and such  Trustee  or  officer,  as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

     Also, see Article VI of the Registrant's By-Laws.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER.

     The Registrant's manager is Gold Capital Management,  Inc., a subsidiary of
Gold Banc  Corporation,  Inc. Gold Capital  Management,  Inc. is a brokerage and investment management firm that manages diversified  portfolios including stock, bond and  money  market  accounts.  Clients  include  commercial  banks  located primarily in Kansas, Missouri,  Oklahoma,  Nebraska and Iowa, as well as trusts,
pension  plans,  401(k)  investment  plans,   insurance  companies,   commercial
businesses, government entities, foundations and high net worth individuals. The
firm  is  dually   registered  with  the  SEC  as  an  investment   adviser  and
broker-dealer,  and is a member of the NASD and SIPC.  Gold Capital  Management,
Inc. also operates  retail  brokerage  centers in several banks belonging to the
Gold Bank family.

     For  information  as  to  any  other  business,  profession,   vocation  or
employment  of a  substantial  nature in which each  Director  or officer of the manager  is or has  been  engaged  for his own  account  or in the  capacity  of
Director, officer, employee, partner or trustee within the last two fiscal years of the Registrant, reference is made to the manager's Form ADV (File #801-60271)
currently on file with the U.S.  Securities and Exchange  Commission as required by the Investment Advisers Act of 1940, as amended.

ITEM 27. PRINCIPAL UNDERWRITER.

     (a)  Gold Capital  Management,  Inc. does not act as principal  underwriter for  any  other  investment  companies,  but  acts  as the  investment manager, advisor and distributor for the Fund.

     (b)  Herewith  is the  information  required  by the  following  table with respect to each director,  officer or partner of the only  underwriter named in answer to Item 20 of Part B:

Name and Principal             Position & Offices            Positions & Offices
Business Address                with Underwriter                with Registrant

J. Daniel Stepp             Chairman, President and Director         None
10975 El Monte, Suite 225
Overland Park, KS 66211

David B. Anderson           Vice President and Director          Vice President
10975 El Monte, Suite 225
Overland Park, KS 66211

Greg Benard                     Vice President                        None
10975 El Monte, Suite 225
Overland Park, KS 66211

Thomas L. Keaveny           Vice President and Director               None
10975 El Monte, Suite 225
Overland Park, KS 66211

Pamela R. Kasper            Secretary and Treasurer                   None
10975 El Monte, Suite 225
Overland Park, KS 66211

Malcolm M. Aslin                  Director                          President
10975 El Monte, Suite 225
Overland Park, KS 66211

     (c)  Not applicable.

ITEM 28. LOCATION OF ACOUNTS AND RECORDS.

     Each account,  book or other document  required to be maintained by Section
31(a) of the  Investment  Company  Act of 1940,  as  amended  and  Rules (17 CFR
270-31a-1 to 31a-3)  promulgated  thereunder,  is in the physical  possession of
Gold Capital  Management,  Inc., at 10975 El Monte, Suite 225, Overland Park, KS
66211.

ITEM 29. MANAGEMENT SERVICES.

     There are no management  related service  contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to Trustees,  officers and  controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant certifies  that it  meets  all of the  requirements  for  effectiveness  of this
Registration  Statement under Rule 485(b) and has duly caused this  Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the
City of Kansas City, and the State of Missouri on the 1st day of April, 2003.

                                                      GOLD BANK FUNDS

                                                      /s/ Larry D. Armel
                                                      Larry D. Armel*
                                                      Chairman and Trustee

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed below by the following persons in the capacities and the date(s)
indicated.

Signature                 Title                             Date

/s/ Larry D. Armel        Chairman and Trustee              April 1, 2003
Larry D. Armel*

/s/ George R. Adair       Trustee                           April 1, 2003
George R. Adair*

/s/ David B. Anderson     Vice President and Trustee        April 1, 2003
David B. Anderson*

/s/ Malcolm M. Aslin      President and Trustee             April 1, 2003
Malcolm M. Aslin*

/s/ Norman L. Cochran     Trustee                           April 1, 2003
Norman L. Cochran*

/s/ Sue Heckart           Trustee                           April 1, 2003
Sue Heckart*

/s/ Thomas A. Knox        Trustee                           April 1, 2003
Thomas A. Knox*

/s/ P. Bradley Adams      Treasurer,                        April 1, 2003
P. Bradley Adams          Principal Financial
                          Officer and
                          Principal Accounting
                          Officer

         * By:  /s/ P. Bradley Adams
                 P. Bradley Adams
                 (Pursuant to Power of Attorney)

                                 EXHIBITS INDEX

EXHIBIT                                              EXHIBIT NO.

Consent of Auditors                                    EX-99.j.1